As filed with the Securities and Exchange Commission on July 22, 2010

Securities Act File No. 333-132380

Investment Company Act File No. 811-21864

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 35	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 37	☒

(Check appropriate box or boxes.)

WISDOMTREE TRUST

(Exact Name of Registrant as Specified in Charter)

380 Madison Avenue

21st Floor

New York, NY 10017

(Address of Principal Executive Offices) (Zip Code)

(Registrant’s Telephone Number, including Area Code): 1-866-909-9973

JONATHAN STEINBERG

WISDOMTREE TRUST

380 Madison Avenue

21st Floor

New York, NY 10017

(Name and Address of Agent for Service)

Counsel for the Trust:	Richard Morris, Esq.
Morgan, Lewis & Bockius, LLP	WisdomTree Asset Management, Inc.
1111 Pennsylvania Avenue, NW	380 Madison Avenue, 21st Floor
Washington, DC 20004	New York, NY 10017
Attention: W. John McGuire, Esq.

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b)
☒	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS

July     , 2010

WisdomTree Trust

Managed Futures Strategy Fund ( )

Principal U.S. Listing Exchange: NYSE Arca, Inc.

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THIS SECURITY UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THE SECURITY AND IT IS NOT SOLICITING AN OFFER TO BUY THE SECURITY IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

THE SECURITIES AND EXCHANGE COMMISSION (“SEC”) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

WisdomTree Trust

INVESTMENT PRODUCTS: ■ ARE NOT FDIC INSURED ■ MAY LOSE VALUE ■ ARE NOT BANK GUARANTEED

Fund Summary

WisdomTree Managed Futures Strategy Fund

Investment Objective

The WisdomTree Managed Futures Strategy Fund seeks to provide investors with positive total returns in rising or falling markets.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.95%
Distribution and/or Service (12b-1) Fees	None
Other Expenses*	0.00%
Total Annual Fund Operating Expenses	0.95%
*	“Other Expenses” are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$97	$303

Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was     % of the average value of its portfolio.

The Fund’s Investment Strategy

The Fund seeks to achieve positive total returns in rising or falling markets that are not directly correlated to broad market equity or fixed income returns. The Fund is managed using a quantitative, rules-based strategy designed to provide returns that correspond to the performance of the Diversified Trends IndicatorTM (the “Benchmark”). The Benchmark is a widely-used indicator designed to capture the economic benefit derived from rising or declining price trends in the commodity, currency and fixed income futures markets.

The Fund invests substantially all of its assets in a combination of commodity and currency- linked investments and fixed income securities designed to correspond to the performance of the Benchmark. The Fund’s commodity- and currency -linked investments generally are limited to investments in listed futures contracts, forward currency contracts and swap transactions that provide exposure to commodities and non-U.S. currencies. The Fund may also invest in structured notes. The Fund does not invest directly in physical commodities. The Fund achieves fixed income exposure through investment in U.S. Treasury securities and listed futures contracts on Treasury securities. The Fund attempts to capture the economic benefit derived from rising and declining trends based on the “moving average” price changes of commodities, currencies and fixed income futures contracts over a recent period. In an attempt to capture these trends, the Fund’s investments are positioned as “long” or “short” (with one exception). To be “long” means to hold or be exposed to a security or instrument

WisdomTree Trust Prospectus	1

with the expectation that its value will increase over time. To be “short” means to sell or be exposed to a security or instrument with the expectation that it will fall in value. The Fund will benefit if it has a long position in a security or instrument that increases in value or a short position in a security or instrument that decreases in value. Conversely, the Fund will be adversely impacted if it holds a long position in a security or instrument that declines in value and a short position in a security or instrument that increases in value. The energy sector is either long or flat; it is never short. When the energy sector is flat, the Fund will allocate a higher percentage of its investments to other sectors within the Benchmark. Although the Fund seeks returns comparable to the returns of the Benchmark, the Fund may be over-weight or under-weight its exposure to any sector or component within the Benchmark. The Fund will not hold more than 25% of its assets in any one industry. For these purposes, the components of the Benchmark (e.g., gold, natural gas) will be considered as separate industries. Neither the Fund nor the Benchmark is leveraged.

The Fund seeks to gain exposure to the commodity and currency markets, in whole or in part, through investments in one or more subsidiaries organized in the Cayman Islands (each, a “WisdomTree Subsidiary”). The Fund will invest in more than one subsidiary only if it receives a private letter ruling from the Internal Revenue Service concluding that the investment in multiple subsidiaries permits the Fund to satisfy the regulated investment company diversification requirements. Each Subsidiary is wholly-owned and controlled by the Fund. The Fund’s investment in each subsidiary may not exceed 25% of the Fund’s total assets at the end of each fiscal quarter. The Fund’s investment in each Subsidiary is expected to provide the Fund with exposure to commodity returns within the limits of the federal tax requirements applicable to the Fund and other investment companies. Unlike the Fund, each Subsidiary may invest without limitation in commodity- and currency-linked derivatives. Each Subsidiary is otherwise subject to the same general investment policies and restrictions as the Fund and, in particular, the same requirements with respect to leverage, liquidity and valuation. Except as noted, references to the investment strategies of the Fund should be understood as references to the investment strategies of each Subsidiary.

Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or its ability to meet its objectives.

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Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

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Management Risk. The Fund is actively managed using proprietary investment strategies, techniques and processes. There can be no guarantees that these strategies, techniques and processes will produce the intended results. The Fund and the Benchmark may not outperform other investment strategies over short- or long-term market cycles and the Fund and the Benchmark may decline in value. The Fund’s performance may not match that of the Benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the Benchmark, changes to the composition of the Benchmark, portfolio sampling techniques and regulatory policies all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect. The Fund generally adjusts the weightings of its portfolio holdings as of the end of each month – irrespective of intra-month price movements. Consequently, the Fund is subject to losses during a month if the market moves against the positions established as of the end of the prior month. The Fund’s investment objective requires may result in the Fund being more volatile than investments that use more traditional investment strategies.

The Benchmark is entirely model-based. As market dynamics shift over time, the model may become outdated or inaccurate. The Benchmark is based, in part, on historical price trends. There can be no assurance that such trends will be reflected in future market movements. The Benchmark and the Fund will take long and short positions and should not be used as proxies for taking long positions in commodities or currencies. Unlike traditional “long-only” commodity and currency indexes which generally can be expected to increase or decrease in value in direct correlation to global supply and demand, inflation and other factors affecting commodity and currency prices, the value of the Benchmark and Fund may not correlate to general increases in the value of commodities and currencies. The Benchmark and Fund could lose significant value during periods when long-only indexes rise. The Benchmark and Fund should not be used as proxies for taking short positions. The Benchmark and Fund could increase in value during periods when markets generally decline.

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Market Risk. The trading prices of commodities, currencies, fixed income securities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price, like security and commodity prices generally, may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or even long periods.

2	WisdomTree Trust Prospectus

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Commodity Risk. The value of commodities and commodity-linked derivative instruments typically are based upon the price movements of a physical commodity or an economic variable linked to such price movements. Therefore, the value of commodities and commodity-linked derivative instruments may be affected by, for example, changes in overall economic conditions, changes in interest rates, or factors affecting a particular commodity or industry, such as production, supply, demand, drought, floods, weather, political, economic and regulatory developments. The prices of commodities and commodity-related investments may fluctuate quickly and dramatically and may not correlate to price movements in other asset classes, such as stocks, bonds and cash. An active trading market may not exist for certain commodities. This may impair the ability of the Fund to sell its commodity positions quickly or for full value. Commodity derivatives, such as total return swaps and commodity-linked notes, are subject to the risk that the counterparty to the transaction may default or otherwise fail to perform. Each of these factors and events could have a significant negative impact on the Fund.

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Counterparty Risk. The Fund intends to engage in investment transactions or enter into derivative or other contracts with third parties (i.e., “counterparties”). For example, the Fund intends to enter into forward currency contracts and listed futures contracts. The Fund bears the risk that the counterparty to forward currency contracts may default on its obligations or otherwise fail to honor its obligations. If a counterparty defaults on its payment obligations to the Fund, this default may cause the value of an investment Fund shares to decrease. Listed futures contracts can be traded on futures exchanges without material counterparty credit. After a trade is cleared, the exchange is the ultimate counterparty for all contracts, so the counterparty risk on a listed futures contract ultimately is the credit worthiness of the exchange’s clearing corporation. In addition, the Fund may engage in investment transactions with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk.

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Currency Exchange Rate Risk. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of Fund shares. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that currency loses value because the currency is worth fewer U.S. dollars. The value of the U.S. dollar measured against other currencies is influenced by a variety of factors. These factors include: interest rates, national debt levels and trade deficits, changes in balances of payments and trade, global commodity and energy prices, global interest rates and global inflation rates. Government intervention and monetary policy will have a significant impact on currency exchange rates. Currency exchange rates may fluctuate quickly and dramatically and investments in currencies and currency-linked instruments may subject the Fund to greater volatility than investments in traditional equity and fixed income securities.

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Derivatives Risk. Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The Fund may use derivative instruments as a substitute for taking a position in an underlying asset. The listed futures contracts, forward currency contracts, swap transactions, and structured notes used by the Fund may be considered to be derivatives. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as counterparty risk, interest rate risk, market risk, and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index.

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Interest Rate Risk. The Fund’s investments in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of an issuer’s creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may cause the value of the Fund to decrease. In addition, the Fund’s investments in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

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Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

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Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of each Fund will approximate the respective Fund’s NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more than NAV when you buy shares of a Fund in the secondary market, and you may receive less than NAV when you sell those shares in the secondary market.

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Short Sale Risk. The Fund may engage in “short sale” transactions. A short sale involves the sale by the Fund of an instrument or security that it does not own with the hope of purchasing the same security at a later date at a lower price. Short sales are designed to profit from a decline in the price of a security or instrument. The Fund will lose value if the security or instrument increases in value. This is the opposite of traditional “long” investments where the value of the Fund

WisdomTree Trust Prospectus	3

increases as the value of a portfolio security or instrument increases. The Fund may also enter into a short derivative position through a futures contract or swap agreement. If the price of the security or derivative has increased during this time, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

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Subsidiary Investment Risk. The WisdomTree Subsidiaries are not registered under the Investment Company Act of 1940 and are not subject to all of the investor protections of the Investment Company Act of 1940. Thus, the Fund, as an investor in a WisdomTree Subsidiary, will not have all of the protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands, under which the Fund and WsidomTree Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the WisdomTree Subsidiary to operate as intended and could negatively affect the Fund and its shareholders.

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Tax Risk. The Fund currently gains most of its exposure to the commodities markets by entering into commodity-linked derivative instruments. In order to comply with certain qualifying income tests necessary for the Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, the Fund intends to restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10% of its gross income, but there is no guarantee it will be successful in doing so.

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Volatility Risk. The Benchmark and Fund are designed to capture the long-term economic benefits of rising and declining market trends. Significant short-term price movements could adversely impact the performance of the Benchmark and the Fund. “Whipsaw” markets (as opposed to choppy or stable markets), in which significant price movements develop but then repeatedly reverse, could cause substantial losses due to prices moving against the Benchmark’s long or short positions (which are based on prior trends).

Fund Performance

The Fund has not yet completed a full calendar year of investment operations and therefore does not have any performance history.

Portfolio Management

Investment Adviser

WisdomTree Asset Management, Inc. (“WisdomTree Asset Management”) serves as the investment adviser to the Fund.

Portfolio Managers

Buying and Selling Fund Shares

The Fund is an “exchange traded fund,” also known as an ETF. This means that shares of the Fund are listed on a national securities exchange, such as NYSE Arca, and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”) which only institutions or large investors may purchase or redeem. Currently, Creation Units generally consist of 100,000 shares, though this may change from time to time. Creation Units are not expected to consist of less than 50,000 shares. The Fund issues and redeems Creation Units in exchange for cash or a portfolio of securities, instruments and cash closely approximating the holdings of the Fund.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Additional Investment Objective, Strategy and Risk Information

General. The Fund is an ETF. ETFs are funds whose shares are listed on a stock exchange and traded like equity securities at market prices. ETFs, such as the Fund, allow you to buy or sell shares that represent the collective performance of a selected group of securities. ETFs are designed to add the flexibility, ease and liquidity of stock-trading to the benefits of traditional fund investing.

4	WisdomTree Trust Prospectus

Investment Objective. The Fund’s investment objective has been adopted as a non-fundamental investment policy, the Fund’s investment objective may be changed without a vote of shareholders.

Investment Strategy. The Fund intends to achieve its investment objective using a combination of fixed income instruments, listed futures contracts, forward currency contracts and swap transactions. The Funds’ fixed income instruments will include U.S. Treasury bonds and notes. A futures contract is a financial instrument in which a party agrees to pay a fixed price for securities or commodities at a specified date. Listed futures contracts are traded at market prices on exchanges pursuant to terms common to all market participants. The Fund’s investments in listed futures contracts will be backed by investments in U.S. government securities in an amount equal to the exposure of such contracts. A forward currency contract is an agreement to buy or sell a specific currency at a future date at a price set at the time of the contract. The combination of U.S. money market securities and forward contracts is designed to create a position economically similar to a money market instrument denominated in a non-U.S. currency. A swap agreement is an agreement between two parties to exchange cash flows or returns (or differences in return) on a reference instrument, such as commodity or currency, according to agreed upon terms. The Fund also may invest in structured notes. A structured note is a debt instrument the return on which is tied to a reference asset or rate, such as a commodity, commodity index, or currency exchange rate. In addition, the Fund will invest in U.S. government securities and money market instruments with remaining maturities of one year or less, as well as cash and cash equivalents, in order to collateralize its derivatives investments or for other purposes. All money market securities acquired by the Fund will be rated investment grade. The Fund generally expects to maintain an average portfolio maturity of 90 days or less on its investments in money market and fixed income securities.

The Fund is managed using a quantitative, rules-based strategy designed to provide returns that correspond to the performance of the Benchmark. The Benchmark follows a quantitative methodology designed to reflect price trends of a portfolio of listed commodity and financial futures contracts. For these purposes, “financial futures” are listed futures contracts on major non-U.S. currencies and U.S. Treasury securities. The Benchmark consists of listed futures contracts on 16 different tangible commodities and 8 different financial contracts. The 16 listed commodity futures contracts are: light crude oil, natural gas, RBOB gas, heating oil, soybeans, corn, wheat, gold, silver, copper, live cattle, lean hogs, coffee, cocoa, cotton and sugar. Component contracts that are similar in nature (such as gas and oil or gold and silver) are aggregated into “sectors.” There are nine commodity sectors in the Benchmark: Energy, Grains, Precious Metals, Industrial Metals, Livestock, Coffee, Cocoa, Cotton, and Sugar. There are eight financial sectors in the Benchmark: the Australian dollar, British pound, Canadian dollar, Euro, Japanese yen, Swiss franc, U.S. Treasury Notes and U.S. Treasury bonds. Commodity sector weights are based on, but not exactly proportional to, historical world production levels. Commodity sectors that have higher historical production levels are weighted higher in the Benchmark (assuming a long position). Weightings of the financial sectors are based on, but not directly proportional to, historical gross domestic product (“GDP”). Larger economic regions (i.e., Europe as measured by the Euro) should get a higher weighting than smaller regions (i.e., Australia as measured by the Australian dollar)(assuming a long position). The Benchmark is designed with a focus on capturing the economic benefit derived from both up and down price trends. Systematic rules are employed to establish a “long” or “short” component position for each sector based on the price of the futures contracts relative to their moving averages. Each month, sectors (e.g., Energy, Gold) in the Benchmark are rebalanced back to a fixed weighting. Component allocations (e.g., light crude oil, gold) within this fixed weighting are allowed to fluctuate and are positioned neutral, long or short depending on the current market environment. The sole exception to this rule is that the Energy sector and its components are never short within the Benchmark. If the Energy Sector is flat within the Benchmark then the other sectors in the Benchmark are overweighted proportionally. Sectors (e.g., Energy, Precious Metals) are rebalanced monthly and no sector will comprise more than 25% of the Benchmark at the end of each month. Components within a sector (e.g., wheat, corn and soybeans in Grains) are weighted based on individual performance during the year and are rebalanced annually to their original weights.

Additional Risks of Investing in the Fund. The following information regarding the risks of investing in the Fund is in addition to those risks described in the Fund’s Summary.

Benchmark Risk

The Benchmark is entirely model-based. As market dynamics shift over time, the model may become outdated or inaccurate. The Benchmark is based, in part, on historical price trends. There can be no assurance that such trends will be reflected in future market movements. The Benchmark and the Fund will take long and short positions on the basis of the model. Because of the long/short composition of the Benchmark and the Fund, the performance of the Benchmark and the Fund under different market conditions cannot be predicted. In fact, the Benchmark could respond very differently to the same market conditions at different times.

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The Benchmark and the Fund are not a proxy for Taking Long Positions. The Benchmark, as it takes both long and short positions, does not constitute a proxy for taking long positions in selected commodities or currencies as an asset class, and may not position the Fund to profit from the historically cyclical nature of the prices of the commodity and currency futures included in the Benchmark. This is in contrast to traditional “all long” indices which could be expected to increase and

WisdomTree Trust Prospectus	5

decrease in value in direct correlation to increases or decreases in global supply and demand, inflation and other factors affecting the price of the commodities and currencies on which they are based. The Benchmark and Fund could lose significant value during periods when markets rise.

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The Benchmark and the Fund are Not a Proxy for Taking Short Positions. The Benchmark, as it takes both long and short positions, does not constitute a proxy for taking short positions in selected commodities or currencies as an asset class. The Benchmark and Fund could lose significant value during periods when markets decline.

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The Benchmark and the Fund Only Adjust Positions as of the End of Each Month. The Benchmark does not make intra-month adjustments. As a result, the Fund generally will not make intra-month adjustments to its positions as of the end of the prior month, irrespective of intra-month price movements. Consequently, the Fund is subject to potentially significant losses during a month if the market moves against the positions established in the Benchmark as of the end of the prior month.

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Materially Adverse Market Scenarios. There are a number of market scenarios (as well as, possibly, other not currently anticipated events) in which the Benchmark and the Fund could decline materially. If the economic environment in the United States became comparable to that of Japan, which from 1989 to date has had a declining or static GDP despite very low interest rates, accompanied by low inflation, the Benchmark and, in turn, the Fund could decline materially. In this scenario, low inflation or a sudden shift from high inflation to disinflation would likely mean markets with few sustained price trends. This would result in a decline in the Benchmark and the Fund as the Benchmark’s trend-following methodology would likely signal numerous long/short position switches without capturing any significant price movements. Because the Benchmark’s methodology is based on historical trends, any factors which contribute to trendless markets are likely to be adverse to the Benchmark and therefore adverse to the Fund.

“Whipsaw” markets (as opposed to choppy or stable markets), in which significant price movements do develop but then repeatedly reverse, could cause substantial losses to the Benchmark and the Fund. In this scenario, rapid reversals in prices may move against the Benchmark’s long or short positions as the Benchmark switches between such positions based on recent price histories indicating trends which then reverse and move counter to the Benchmark’s long or short positions. Financial and commodity indexes that track only long positions would not be subject to being “whipsawed” in the same manner as the Benchmark. An unexpected change in government economic policy, a significant political or economic event, a surprise change in monetary policy, or a sudden shift in supply or demand, could cause a severe reversal in a number of markets traded in the Benchmark, resulting in material losses to the Fund.

The Benchmark has been structured based on, among other things, the general expectation that commodity, currency and financial prices will exhibit tendencies to trend over the intermediate term (periods of months to years). The market features and correlations which the Benchmark has been designed to capture may not be reflected in market price movements over certain periods – particularly short periods – and the Benchmark and the Fund may sustain losses during such periods.

Cash Redemption Risk

The Fund’s investment strategy will require it to redeem shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

Credit Risk

The financial condition of an issuer of a fixed income or debt security may cause it to default or become unable to pay interest or principal due on the security. A Fund cannot collect interest and principal payments on a fixed income or debt security if the issuer defaults. Recent events in the financial sector have resulted in increased concerns about credit risk and exposure. Well-known financial institutions have experienced significant liquidity and other problems and have defaulted on their debt. The degree of credit risk for a particular money market security may be reflected in its credit rating. A credit rating is a measure of a bond issuer’s ability to make timely repays of interest and principal. Rating agencies (such as Moody’s Investors Service, Inc., Standard & Poor’s Corporation, or Fitch) assign letter designations typically ranging from AAA (lowest default risk) to C (highest default risk) or D (in default). A credit rating of BBB or higher generally is considered “investment grade.” Credit ratings are subjective, do not remove market risk and represent the opinions of the rating agencies as to the quality of the securities they rate. Credit ratings can change quickly and may not accurately reflect the risk of an issuer. Generally, investment risk and price volatility increase as the credit rating of a money market security declines. While the Fund attempts to limit credit exposure in a manner consistent with its investment objective, the value of an investment in the Fund may change quickly and without warning in response to issuer defaults and changes in the credit ratings of the Fund’s portfolio securities.

6	WisdomTree Trust Prospectus

Issuer-Specific Risk

Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect a security’s or instrument’s value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Issuer-specific events can have a negative impact on the value of the Fund.

Lack of Governmental Insurance or Guarantee

An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Liquidity Risk

The Fund may invest in derivatives and other instruments that may be less liquid than other types of investments. Investments that are less liquid or that trade less can be more difficult or more costly to buy, or to sell, compared to other more liquid or active investments. This liquidity risk is a factor of the trading volume of a particular investment, as well as the size and liquidity of the market for such an investment. The derivatives in which the Fund invests may not always be liquid. This could have a negative effect on the Fund’s ability to achieve its investment objective and may result in losses to Fund shareholders.

Portfolio Turnover Risk

The Fund’s strategy may frequently involve buying and selling portfolio securities to rebalance the Fund’s exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

Shares of the Fund May Trade at Prices Other Than NAV

As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more than NAV when you buy shares of the Fund in the secondary market, and you may receive less than NAV when you sell those shares in the secondary market.

Tax Risk

The Fund expects to obtain exposure to the commodities markets by entering into commodity-linked derivative instruments, such as listed futures contracts, forward currency contracts, swaps and structured notes. In order for the Fund to qualify as a regulated investment company, the Fund must derive at least 90 percent of its gross income each taxable year from qualifying income. Income from certain commodity-linked derivative instruments in which the Fund invests may not be considered qualifying income. The Fund will therefore restrict its income from commodity-linked derivative instruments that do not generate qualifying income to a maximum of 10 percent of its gross income. Important tax information is described in more detail herein in the section on “Taxes.”

Cumulative Return Information. The Fund has not yet completed a full calendar year of investment operations and therefore does not have any performance history.

Portfolio Holdings Information

Information about the Fund’s daily portfolio holdings will be available at www.wisdomtree.com. In addition, the Fund will disclose its complete portfolio holdings as of the end of its fiscal year (March 31) and its second fiscal quarter (September 30) in its reports to shareholders. The Fund will file its complete portfolio holdings as of the end of its first and third fiscal quarters (June 30 and December 31, respectively) with the SEC on Form N-Q no later than 60 days after the relevant fiscal period. You can find the SEC filings on the SEC’s website, www.sec.gov. A summarized description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Trust’s SAI.

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Management

Investment Adviser

As investment adviser, WisdomTree Asset Management has overall responsibility for the general management and administration of WisdomTree Trust (the “Trust”) and each of its separate investment portfolios called “Funds.” WisdomTree Investments, Inc. (“WisdomTree Investments”) is the parent company of WisdomTree Asset Management. WisdomTree Asset Management provides an investment program for each Fund. WisdomTree Asset Management also arranges for sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services necessary for the Funds to operate.

WisdomTree Asset Management expects to receive a fee from the Fund, based on a percentage of the Fund’s average daily net assets, as shown in the following table:

Name of Fund	Management Fee
WisdomTree Managed Futures Strategy Fund	0.95%

Under the Investment Advisory Agreement for the Fund, WisdomTree Asset Management agrees to pay all expenses of the Fund, except compensation and expenses of the Independent Trustees, counsel to the Independent Trustees and the Trust’s Chief Compliance Officer (“CCO”), interest expenses and taxes, brokerage expenses, and other expenses connected with the execution of portfolio transactions, any distribution fees or expenses, legal fees or expenses and extraordinary expenses. Pursuant to a separate contractual arrangement, WisdomTree Asset Management arranges for the provision of CCO services with respect to the Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. WisdomTree Asset Management receives a fee of up to 0.0044% of the Fund’s assets for providing such services and paying such expenses. As of October 1, 2009, WisdomTree Asset Management has provided CCO services to the Trust.

The basis for the Board of Trustees’ approval of the Investment Advisory Agreements will be available in the Trust’s Annual Report to Shareholders for the period ended March 31, 2010.

WisdomTree Asset Management is a registered investment adviser with offices located at 380 Madison Avenue, 21st Floor, New York, NY 10017 and is a leader in ETF management.

WisdomTree Asset Management is also responsible for the selection of each Subsidiary’s investments and the administration of each Subsidiary’s investment program pursuant to separate investment advisory agreements between the Adviser and each Subsidiary. Under the advisory agreements, the Advisor provides the Subsidiaries with the same type of management, under the same terms, as are provided to the Fund. The Subsidiaries have also entered into separate contracts for the provision of custody, transfer agency, and audit services with the same service providers that provide those services to the Fund.

Portfolio Managers

The individual members of the team responsible for the day-to-day management of the Fund’s portfolios are listed below.

The Trust’s Statement of Additional Information (“SAI”) provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers’ ownership of shares in the Fund.

Additional Information on Buying and Selling Fund Shares

Most investors will buy and sell shares of the Fund through brokers. Shares of the Fund trade on national securities exchanges and elsewhere during the trading day and can be bought and sold throughout the trading day like other shares of publicly-traded securities. When buying or selling shares through a broker, most investors will incur customary brokerage commissions and charges. Shares of the Fund trade under the trading symbols listed on the cover of this Prospectus and in the Fund’s Summary section.

Share Trading Prices

As with other types of securities, the trading prices of shares in the secondary market can be affected by market forces such as supply and demand, economic conditions and other factors. The price you pay or receive when you buy or sell your shares in the secondary market may be more or less than the NAV of such shares.

The approximate value of shares of the Fund is disseminated every fifteen seconds throughout the trading day by the national securities exchange on which such Fund is listed or by other information providers. This approximate value should not be viewed as a “real-time” update of the NAV, because the approximate value may not be calculated in the same manner as the

8	WisdomTree Trust Prospectus

NAV, which is computed once per day. The approximate value generally is determined by using current market quotations and/or price quotations obtained from broker-dealers that may trade in the portfolio securities and instruments held by the Fund. The Fund is not involved in, or responsible for, the calculation or dissemination of the approximate value and make no warranty as to its accuracy.

Determination of Net Asset Value

The NAV of the Fund’s shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. New York time (the “NAV Calculation Time”). NAV per share is calculated by dividing the Fund’s net assets, including the assets of each WisdomTree Subsidiary, by the number of Fund shares outstanding.

Stocks held by the Fund are valued at their market value when reliable market quotations are readily available. Certain short term debt instruments, which may be used to manage the Fund’s cash, are valued on the basis of amortized cost. The values of any foreign securities held by the Fund are converted into U.S. dollars using an exchange rate deemed appropriate by the Fund.

In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, the Fund’s investments will be valued in accordance with the Fund’s pricing policy and procedures. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before the Fund’s next NAV calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Dividends and Distributions

The Fund intends to pay out dividends, if any, to investors at least annually. The Fund intends to distribute its net realized capital gains, if any, to investors annually. The Fund may occasionally be required to make supplemental distributions at some other time during the year. Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom you purchased shares makes such option available. Your broker is responsible for distributing the income and capital gain distributions to you.

Book Entry

Shares of the Fund are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding shares of the Fund.

Investors owning shares of the Fund are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares of the Fund. Participants include DTC, securities brokers and dealers, banks, trust companies, clearing corporations, and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any securities that you hold in book entry or “street name” form. Your broker will provide you with account statements, confirmations of your purchases and sales, and tax information.

Delivery of Shareholder Documents – Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Frequent Purchases and Redemptions of Fund Shares

The Fund has adopted policies and procedures with respect to frequent purchases and redemptions of Creation Units of Fund shares. Since the Fund is an ETFs, only a few institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly with the Fund. Because purchase and redemption transactions with Authorized Participants are an essential part of the ETF process and help keep ETF trading prices in line with NAV, the Fund accommodates frequent purchases and redemptions by Authorized Participants. Frequent purchases and redemptions for

WisdomTree Trust Prospectus	9

cash may increase index tracking error relative to the Benchmark and portfolio transaction costs and may lead to realization of capital gains. Frequent in-kind creations and redemptions do not give rise to these concerns. Each Fund reserves the right, to reject any purchase order at any time. The Fund reserves the right to impose restrictions on disruptive, excessive, or short-term trading and may reject purchase or redemption orders in such instances.

Investments by Registered Investment Companies

Section 12(d)(1) of the Investment Company Act of 1940 restricts investments by registered investment companies in the securities of other investment companies, including shares of the Fund. Registered investment companies are permitted to invest in the Fund beyond the limits set forth in section 12(d)(1), subject to certain terms and conditions set forth in an SEC exemptive order issued to the WisdomTree Trust, including that such investment companies enter into an agreement with the Fund.

Additional Tax Information

The following discussion is a summary of some important U.S. federal income tax considerations generally applicable to investments in the Fund. Your investment in the Fund may have other tax implications. Please consult your tax advisor about the tax consequences of an investment in Fund shares, including the possible application of foreign, state, and local tax laws.

The Fund intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the fund level on income and gains from investments that are timely distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund-level taxation, and consequently, a reduction in income available for distribution to shareholders.

Unless your investment in shares is made through a tax-exempt entity or tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when:

■	The Fund makes distributions,

■	You sell shares, and

■	You purchase or redeem Creation Units (for institutional investors only)

Taxes on Distributions

For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains (if any) are determined by how long the Fund owned the investments that generated them, rather than how long you have owned your Fund shares. Distributions of net capital gains (the excess of net long-term capital gains from the sale of investments that the Fund owned for more than one year over net short-term capital losses) that are properly designated by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains. Long-term capital gain rates have been temporarily reduced – in general, to 15%, with lower rates applying to taxpayers in the 10% and 15% rate brackets – for taxable years beginning before January 1, 2011. Distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income.

For taxable years beginning before January 1, 2011, distributions of investment income designated by the Fund as derived from “qualified dividend income” are taxed to individuals at rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and the Fund level.

In general, your distributions are subject to federal income tax for the year in which they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year. Distributions are taxable even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid for your shares).

Dividends, interest and gains received by the Fund with respect to foreign securities may be subject to withholding and other taxes imposed by foreign countries, which may reduce amounts available for distribution to you and returns to you from the Fund. Tax conventions between certain countries and the United States may, in some cases, reduce or eliminate such taxes.

If you are neither a resident nor a citizen of the United States or if you are a foreign entity, dividends (other than Capital Gain Dividends) paid to you by the Fund will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies.

The Fund (or financial intermediaries, such as brokers, through which a shareholder owns Fund shares) generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has under- reported dividend or interest income, or who fails to certify that he, she or it is not subject to such withholding.

10	WisdomTree Trust Prospectus

Taxes When Fund Shares are Sold

Any capital gain or loss realized upon a sale of Fund shares is generally treated as a long-term gain or loss if the shares have been held for more than one year. Any capital gain or loss realized upon a sale of Fund shares held for one year or less is generally treated as a short-term gain or loss, except that any capital loss on a sale of shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such shares. The ability to deduct capital losses may be limited.

Taxes on Creation and Redemption of Creation Units

An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss equal to the difference between the market value of the Creation Units at the time of the exchange and the sum of the exchanger’s aggregate basis in the securities and instruments surrendered and the cash component paid. A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of the securities, instruments and the amount of cash received for such Creation Units. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities for Creation Units should consult a tax advisor with respect to whether the wash sale rules apply and when a loss might be deductible.

Any capital gain or loss realized upon a redemption (or creation) of Creation Units is generally treated as long-term capital gain or loss if the Fund shares (or securities surrendered) have been held for more than one year and as short-term capital gain or loss if the shares (or securities surrendered) have been held for one year or less.

If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many shares you purchased or sold and at what price. Persons purchasing or redeeming Creation Units should consult their own tax advisors with respect to the tax treatment of any creation or redemption transaction.

Investment in the WisdomTree Subsidiaries

One of the requirements for qualification as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code (the “Code”) is that the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income”. Qualifying income includes dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies. The IRS has issued a revenue ruling which concludes that income derived from commodity-linked swaps is not qualifying income under Subchapter M of the Code. In a subsequent revenue ruling and certain private letter rulings, the IRS has stated and ruled that income from certain structured notes and from a fund’s investment in a controlled foreign corporation (“CFC”), such as the Subsidiaries, will constitute qualifying income to a fund. The Fund intends to seek exposure to the commodity markets primarily through investments in one or more Subsidiaries and through investments in contracts linked to commodities in a manner consistent with the revenue ruling and any applicable private letter ruling.

The Fund intends to obtain a ruling from the IRS with respect to its investments and its structure, but has not yet received such a ruling from the IRS. Based on the analysis in private letter rulings previously issued to other taxpayers, the Fund intends to treat its income from a Subsidiary as qualifying income prior to receiving any such ruling from the IRS. The Fund will invest in more than one subsidiary only if it receives a private letter ruling from the Internal Revenue Service concluding that the investment in multiple subsidiaries permits the Fund to satisfy the regulated investment company diversification requirements. There can be no assurance that the IRS will not change its position with respect to some or all of these issues or if the IRS did so, that a court would not sustain the IRS’s position. There is also no assurance that the Fund will be able to obtain a favorable ruling from the IRS.

If the IRS were to change its position or otherwise determine that income derived from certain commodity-linked notes or from the Fund’s investment in a Subsidiary does not constitute qualifying income and if such positions were upheld, the Fund might cease to qualify as a regulated investment company and would be required to reduce its exposure to such investments which may result in difficulty in implementing its investment strategy. If the Fund did not qualify as a regulated investment company for any taxable year, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a regulated investment company, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, the Fund’s Board of Trustees may determine to reorganize or close the Fund or materially change the Fund’s investment objective and strategies.

Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiaries, respectively, are organized, could result in the inability of the Fund and/or a Subsidiary to operate as described in this

WisdomTree Trust Prospectus	11

Prospectus and could negatively affect the Fund and its shareholders. For example, Cayman Islands law does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on a Subsidiary. If Cayman Islands law changes such that a Subsidiary must pay Cayman Islands governmental authority taxes, the Fund’s shareholders would likely suffer decreased investment returns. There remains a risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect the character, timing and/or amount of the Fund’s taxable income or gains and distributions.

Distribution

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Fund. The Distributor’s principal address is 1290 Broadway, Suite 1100, Denver, Colorado 80203. The Distributor has no role in determining the policies of the Fund or the securities that are purchased or sold by the Fund.

Premium/Discount Information

Information regarding how often shares of the Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the net asset value of the Fund during the past calendar year can be found at www.wisdomtree.com.

Additional Notices

The Benchmark is owned by Alpha Financial Technologies, LLC (“Licensor”). Diversified Trends Indicator™, or DTI®, is a trademark of Licensor . The Fund is not sponsored, endorsed, sold or promoted by Licensor. Licensor’s only relationship to the Fund and to WisdomTree is the licensing of certain trademarks and trade names of Licensor and of the Diversified Trends Indicator™ which was created, compiled, maintained and owned by Licensor without regard to the Fund. All intellectual property and other items provided by Licensor or its affiliate or agent in regard to the indicator are furnished on an “as is” basis without warranties, guarantees or other terms concerning merchantability, absence of defects, fitness or use for a particular purpose, timeliness, accuracy, completeness, currentness, or quality. In addition, neither Licensor nor its affiliates make any warranties or guarantees as to the results to be obtained in connection with the use of the Fund or the Benchmark.

Shares of the Trust are not sponsored, endorsed, or promoted by any listing exchange (“Exchange”). The Exchange makes no representation or warranty, express or implied, to the owners of the shares of the Fund or any member of the public regarding the performance of the Fund. The Exchange is not responsible for, nor has it participated in the determination of the timing of, prices of, or quantities of the shares of the Fund to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. The Exchange has no obligation or liability to owners of the shares of the Fund in connection with the administration, marketing, or trading of the shares of the Fund. Without limiting any of the foregoing, in no event shall the Exchange have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.

WisdomTree Investments, WisdomTree Asset Management and the Fund make no representation or warranty, express or implied, to the owners of shares of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Indexes to track general stock market performance. WisdomTree Investments is the licensor of certain trademarks, service marks and trade name of the Fund. WisdomTree Investments is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of shares of the Fund to be issued or in the determination or calculation of the equation by which the shares of the Fund are redeemable.

Cumulative Return Information

Cumulative return information is not presented as the Fund has not yet had one full calendar year of performance.

Financial Highlights

Financial Statements and Annual Reports will be available after the Fund has completed a fiscal year of operations.

12	WisdomTree Trust Prospectus

WisdomTree Trust

380 Madison Avenue, 21st Floor

New York, NY 10017

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The Trust’s current SAI provides additional detailed information about the Fund. The Trust has electronically filed the SAI with the SEC. It is incorporated by reference in this Prospectus.

Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders. In the annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the last fiscal year.

To make shareholder inquiries, for more detailed information on the Fund or to request the SAI, annual or semi-annual shareholder reports free of charge, please:

Call:	1-866-909-9473 Monday through Friday 8:00 a.m. – 8:00 p.m. (Eastern time)	Write:	WisdomTree Trust c/o ALPS Distributors, Inc. 1290 Broadway, Suite 1100 Denver, Colorado 80203

Visit:	www.wisdomtree.com

Information about the Fund (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

No person is authorized to give any information or to make any representations about any Fund and its shares not contained in this Prospectus and you should not rely on any other information. Read and keep this Prospectus for future reference.

©2010 WisdomTree Trust

WisdomTree Funds are distributed by

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, Colorado 80203

WisdomTree® is a registered mark of WisdomTree Investments, Inc.

INVESTMENT COMPANY ACT FILE NO. 811-21864

WIS-PR-

WISDOMTREE TRUST

Managed Futures Strategy Fund (            )

STATEMENT OF ADDITIONAL INFORMATION

July    , 2010

This Statement of Additional Information (“SAI”) is not a Prospectus. It should be read in conjunction with the current Prospectus (“Prospectus”) for the WisdomTree Managed Futures Strategy Fund (the “Fund”) of WisdomTree Trust (the “Trust”), as such Prospectus may be revised from time to time.

The current Prospectus for the Fund is dated July     , 2010. Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. The Fund’s audited financial statements for the most recent fiscal year (when available) are incorporated in this SAI by reference to the Fund’s most recent Annual Report to Shareholders (File No. 811-21864). You may obtain a copy of the Fund’s Annual Report at no charge by request to the Fund at the address or phone number noted below.

A copy of the Prospectus for the Fund may be obtained, without charge, by calling 1-866-909-9473 or visiting www.wisdomtree.com, or writing to WisdomTree Trust, c/o ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203.

SAI dated July    , 2010

GENERAL DESCRIPTION OF THE TRUST AND THE FUND

The Trust was organized as a Delaware statutory trust on December 15, 2005 and is authorized to have multiple series or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The offering of the Trust’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). This SAI relates to the WisdomTree Managed Futures Strategy Fund. WisdomTree Asset Management, Inc. (“WisdomTree Asset Management”) is the investment adviser to the Fund. ALPS Distributors, Inc. is the distributor (the “Distributor”) of the shares of the Fund.

The Fund issues and redeems shares at net asset value per share (“NAV”) only in large blocks of shares, typically 50,000 shares or more (“Creation Units”). These transactions are usually in exchange for a basket of securities and an amount of cash. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the Fund are not redeemable securities.

Shares of the Fund are listed on a national securities exchange, such as NYSE Arca or the NASDAQ Stock Market (“NASDAQ”) (each, a “Listing Exchange”), and trade throughout the day on the Listing Exchange and other secondary markets at market prices that may differ from NAV. As in the case of other publicly traded securities, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels.

The Trust reserves the right to adjust the prices of shares in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the applicable Fund.

“WisdomTree” is a registered mark of WisdomTree Investments and has been licensed for use by the Trust. WisdomTree Investments has patent applications pending on the methodology and operation of its benchmark and the Fund.

PRINCIPAL INVESTMENT STRATEGY

The Fund seeks to achieve positive total returns in rising or falling markets that are not directly correlated to broad market equity or fixed income returns. The Fund is managed using a quantitative, rules-based strategy designed to provide returns that correspond to the performance of the Diversified Trends Indicator™ (the “Benchmark”). The Benchmark is a widely-used indicator designed to capture the economic benefit derived from rising or declining price trends in the commodity, currency and fixed income futures markets.

As a matter of general policy, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in accordance with the strategy and the types of securities and instruments suggested by its name. If, subsequent to an investment, the 80% requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this policy. The Trust will provide shareholders with sixty (60) days’ prior notice of any change to this policy for the Fund.

The Fund seeks to gain exposure to the commodity and currency markets, in whole or in part, through investments in one or more subsidiaries organized in the Cayman Islands (each, a “WisdomTree WisdomTree Subsidiary”). Each WisdomTree Subsidiary is wholly-owned and controlled by the Fund. The Fund’s investment in each subsidiary may not exceed 25% of the Fund’s total assets at the end of each fiscal quarter. The Fund’s investment in each WisdomTree Subsidiary is expected to provide the Fund with exposure to commodity returns within the limits of the federal tax requirements applicable to the Fund and other investment companies. Unlike the Fund, each WisdomTree Subsidiary may invest without limitation in commodity- and currency-linked derivatives. Each WisdomTree Subsidiary is otherwise subject to the same general investment policies and restrictions as the Fund and, in particular, the same requirements with respect to leverage, liquidity and valuation. Except as noted, references to the investment strategies of the Fund should be understood as references to the investment strategies of each WisdomTree Subsidiary. Each WisdomTree WisdomTree Subsidiary is advised by WisdomTree Asset Management.

GENERAL RISKS

An investment in the Fund should be made with an understanding that the value of the Fund’s portfolio securities may fluctuate in accordance with changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular security or issuer and changes in general economic or political conditions. An investor in the Fund could lose money over short or even long periods of time. The Fund is actively managed using proprietary investment strategies, techniques and processes. There can be no guarantees that these strategies, techniques and processes will produce the intended results. The Fund may not outperform other investment strategies over short- or long-term market cycles and the Fund may decline in value.

LACK OF DIVERSIFICATION. The Fund is considered to be “non-diversified.” A “non-diversified” classification means that the Fund is not limited by the 1940 Act with regard to the percentage of its assets that may be invested in the securities of a single issuer.

As a result, each of the Fund may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were classified as a diversified fund. Therefore, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a small number of issuers than a fund that invests more widely, which may have a greater impact on the Fund’s volatility and performance.

The Fund does, however, intend to maintain the level of diversification necessary to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Subchapter M diversification tests generally require that (i) the Fund invest no more than 25% of its total assets in securities (other than securities of the U.S. government or other RICs) of any one issuer or two or more issuers that are controlled by the Fund and that are engaged in the same, similar or related trades or businesses, and (ii) at least 50% of the Fund’s total assets consist of cash and cash items, U.S. government securities, securities of other RICs and other securities, with investments in such other securities limited in respect of any one issuer to an amount not greater than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer. These tax requirements are generally applied at the end of each quarter of the Fund’s taxable year.

A discussion of some of the other risks associated with an investment in the Fund is contained in the Fund’s Prospectus.

SPECIFIC INVESTMENT STRATEGIES

A description of certain investment strategies and types of investments used by the Fund is set forth below.

DERIVATIVES. The Fund may use derivative instruments as part of its investment strategies. The Fund does not intend to use derivatives to increase leverage. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to bonds, interest rates, currencies, commodities, and related indexes. Examples of derivative instruments include listed futures contracts, forward currency contracts, currency and interest rate swaps, options on futures contracts and swap agreements. The Fund’s use of derivative instruments will be underpinned by investments in short term, high-quality U.S. money market securities.

With respect to certain kinds of derivative transactions entered into by the Fund that involve obligations to make future payments to third parties, including, but not limited to, futures, forward contracts, swap contracts, the purchase of securities on a when-issued or delayed delivery basis, or reverse repurchase agreements, under applicable federal securities laws, rules, and interpretations thereof, the Fund must “set aside” (referred to sometimes as “asset segregation”) liquid assets, or engage in other measures to “cover” open positions with respect to such transactions. For example, with respect to forward foreign currency exchange contracts and futures contracts that are not contractually required to “cash-settle,” the Fund must cover its open positions by setting aside liquid assets equal to the contracts’ full, notional value, except that deliverable foreign currency exchange contracts for currencies that are liquid will be treated as the equivalent of “cash-settled” contracts. As such, the Fund may set aside liquid assets in an amount equal to the Fund’s daily marked-to-market (net) obligation (i.e., the Fund’s daily net liability if any) rather than the full notional amount under such deliverable forward foreign currency exchange contracts. With respect to forward foreign currency exchange contracts and futures contracts that are contractually required to “cash-settle,” the Fund may set aside liquid assets in an amount equal to the Fund’s daily marked-to-market (net) obligation rather than the notional value. The Fund reserves the right to modify its asset segregation policies in the future. The Fund intends to use listed futures contracts, forward currency contracts and swaps as a significant part of its investment strategy. To the extent the Fund uses futures and options, it will do so only in accordance with Rule 4.5 of the Commodity Exchange Act (“CEA”). The Trust, on behalf of the Fund, has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” in accordance with Rule 4.5 so that the Fund is not subject to registration or regulation as a commodity pool operator under the CEA.

FUTURES CONTRACTS. A futures contract may generally be described as an agreement for the future purchase or sale by a party of a specified security or instrument at a specified price and time. Listed futures contracts are traded at market prices on exchanges pursuant to terms common to all market participants. The Fund’s investments in listed futures contracts will be backed by investments in U.S. government securities in an amount equal to the exposure of such contracts. The Fund may take long or short positions in listed futures contracts.

The Fund may transact in listed commodity futures contracts, listed currency futures contracts and listed U.S. Treasury futures contracts. When the Fund purchases a listed futures contract, it agrees to purchase a specified reference asset (i.e., commodity, currency or Treasury security) at a specified future date. When the Fund sells a listed futures contract, it agrees to sell a specified reference asset (i.e., commodity, currency or Treasury security) at a specified future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. The exchange clearing corporation is the ultimate counterparty for all exchange listed contracts, so credit risk is limited to the credit worthiness of the exchange’s clearing corporation. Margin deposits are posted as performance bonds with the clearing broker and, in turn, with the exchange clearing corporation.

The Fund may buy and sell index futures contracts with respect to any index traded on a recognized exchange or board of trade. An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price, and the actual level of the stock index at the expiration of the contract. Generally, contracts are closed out prior to the expiration date of the contract.

When the Fund purchases or sells a futures contract, the Fund is required to “cover” its position in order to limit the risk associated with the use of leverage and other related risks. To cover its position, the Fund will maintain with its custodian bank (and mark-to-market on a daily basis) a segregated account consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise “cover” its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. If the Fund continues to engage in the described securities trading practices and properly segregates assets, the segregated account will function as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund’s outstanding portfolio securities. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the Fund arising from such investment activities.

There are significant risks associated with the Fund’s use of futures contracts including the following: (1) the success of a strategy may depend on the Advisor’s ability to predict movements in the prices of individual commodities, currencies or securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the commodities, currencies or securities and the prices of futures contracts; (3) although the Fund intends to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts.

Risks Associated With Commodity Futures Contracts. There are additional risks associated with transactions transaction sin commodity futures that are not applicable to other types of futures contracts.

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Storage. Unlike the financial futures markets, in the commodity futures markets there are costs of physical storage associated with purchasing the underlying commodity. The price of the commodity futures contract will reflect the storage costs of purchasing the physical commodity, including the time value of money invested in the physical commodity. To the extent that the storage costs for an underlying commodity change while the Fund is invested in futures contracts on that commodity, the value of the futures contract may change proportionately.

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Reinvestment. In the commodity futures markets, producers of the underlying commodity may decide to hedge the price risk of selling the commodity by selling futures contracts today to lock in the price of the commodity at delivery tomorrow. In order to induce speculators to purchase the other side of the same futures contract, the commodity producer generally must sell the futures contract at a lower price than the expected future spot price. Conversely, if most hedgers in the futures market are purchasing futures contracts to hedge against a rise in prices, then speculators will only sell the other side of the futures contract at a higher futures price than the expected future spot price of the commodity. The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected future spot price, which can have significant implications for the Fund. If the nature of hedgers and speculators in futures markets has shifted when it is time for the Fund to reinvest the proceeds of a maturing contract in a new futures contract, the Fund might reinvest at higher or lower futures prices, or choose to pursue other investments.

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Other Economic Factors. The commodities which underlie commodity futures contracts may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments, including futures contracts, than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks which subject the Fund’s investments to greater volatility than investments in traditional securities.

FOREIGN CURRENCY CONTRACTS. A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a future date (usually less than one year) at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. The Fund may enter into forward currency contracts in order to “lock in” the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. The settlement of the contracts may occur with the delivery of a specified amount of currency or a net cash settlement in a base currency equivalent to the market value of the contract. The Fund may invest in a combination of forward currency contracts and U.S. dollar-denominated money market securities in an attempt to obtain an investment result that is similar to a direct investment in a foreign currency denominated instrument. This investment technique, if successful, creates a “synthetic” position in the particular foreign currency instrument the Fund is trying to duplicate.

A non-deliverable forward contract is a type of forward contract where there is no physical settlement of two currencies at maturity. Non-deliverable forward contracts are contracts between parties in which one party agrees to make periodic payments to the other party (the “Counterparty”) based on the change in market value or level of a specified currency. In return, the Counterparty agrees to make periodic payments to the first party based on the return of a different specified currency. Non-deliverable forward contracts will usually be done on a net basis, the Fund receiving or paying only the net amount of the two payments. The net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to each non-deliverable forward contract is accrued on a daily basis and an amount of cash or highly liquid securities having an aggregate value at least equal to the accrued excess is maintained in an account at the Trust’s custodian bank. The risk of loss with respect to non-deliverable forward contracts generally is limited to the net amount of payments that the Fund is contractually obligated to make or receive. Non-deliverable forward contracts are also subject to the risk that the counterparty will default on its obligations.

Foreign exchange transactions involve a significant degree of risk and the markets in which foreign exchange transactions are effected are highly volatile, highly specialized and highly technical. Significant changes, including changes in liquidity and prices, can occur in such markets within very short periods of time, often within minutes. If the Fund utilizes foreign exchange transactions at an inappropriate time, such transactions may not serve their intended purpose. The Fund could experience losses if the value of any currency forwards, options and futures positions is poorly correlated with its other investments or if it could not close out its positions because of an illiquid market. In addition, the Fund will incur transaction costs, including trading commissions, in connection with certain foreign currency transactions.

OPTIONS CONTRACTS. Although it does not intend to do so, the Fund reserves the right to buy or sell options on listed futures contracts. An option on a futures contract gives the purchaser the right, in exchange for payment of a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A put option gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security or instrument at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security or instrument at any time during the option period. A premium is paid to the writer of an option as consideration for undertaking the obligation in the contract.

The Fund may purchase and write options on an exchange or over-the-counter. OTC options differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the SEC’s position that OTC options are generally illiquid.

When the Fund purchases or sells an options contract, the Fund is required to “cover” its position in order to limit the risk associated with the use of leverage and other related risks. To cover its position, the Fund will maintain with its custodian bank (and mark-to-market on a daily basis) a segregated account consisting of cash or liquid securities that, when added to any amounts deposited as margin, are equal to the market value of the options contract or otherwise “cover” its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. If the Fund continues to engage in the described securities trading practices and properly segregates assets, the segregated account will function as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund’s outstanding portfolio securities. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the Fund arising from such investment activities.

There are significant risks associated with the Fund’s use of options contracts including the following: (1) the success of a strategy may depend on the Advisor’s ability to predict movements in the prices of individual commodities, currencies or securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the commodities, currencies or securities and the price of options; (3) although the Fund intends to enter into options contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in and options contracts.

SWAP AGREEMENTS. The Fund may enter into swap agreements, including interest rate swaps, currency swaps, commodity index swaps, and total return swaps. A typical interest rate swap involves the exchange of a floating interest rate payment for a fixed interest payment. A typical foreign currency swap involves the exchange of cash flows based on the notional difference among two or more currencies (e.g., the U.S. dollar and the Euro). Commodity index swaps and total return swaps involve the exchange of payments based on the value of an index or return on an underlying reference asset. Swap agreements may be used to hedge or achieve exposure to, for example, commodities, currencies, and interest rates without actually purchasing such commodities, currencies or securities. Swap agreements will tend to shift the Fund’s investment exposure from one type of investment to another or from one payment stream to another. Depending on their structure, swap agreements may increase or decrease the Fund’s exposure to long or short-term interest rates (in the United States or abroad), commodities, and foreign currencies, and may increase or decrease the overall volatility of the Fund’s investments and its share price.

FIXED INCOME SECURITIES. The Fund invests in fixed income securities, such as U.S. Treasury notes and bonds. Fixed income securities change in value in response to interest rate changes and other factors, such as the perception of the issuer’s creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may cause the value of the Fund to decrease. In addition, investments in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

Floating and Adjustable Rate Notes. The Fund may purchase floating rate and adjustable rate obligations, such as demand notes, bonds, and commercial paper. These securities may bear interest at a rate that resets based on standard money market indices or are remarketed at current market rates. They may permit the holder to demand payment of principal at any time or at specified intervals not exceeding 397 days. The issuer of such obligations may also have the right to prepay, in its discretion, the principal amount of the obligations plus any accrued interest. The “reset date” of securities held by the Fund may not be longer than 397 days (and therefore would be considered to be within the Fund’s general maturity restriction of 397 days).

STRUCTURED NOTES. The Fund may invest in notes, sometimes called “structured notes,” linked to the performance of commodities or currencies. Commodity-linked structured notes provide exposure, which may include long and/or short exposure, to the investment returns of commodities markets without investing directly in the underlying physical commodities. The performance of these notes is determined by the price movement of the commodities underlying the note. Structured notes linked to one or more currencies provide exposure to such currency or currencies. These notes are subject to the credit risk of the issuing party and may be less liquid than other types of securities. This means that the Fund may lose money if the issuer of the note defaults and that the Fund may not be able to readily close out its investment in such notes without incurring losses.

SHORT SALE TRANSACTIONS. The Fund may engage in “short sale” transactions. A short sale involves the sale by the Fund of a listed futures contract, security or commodity that it does not own at a specified price on a future date. A fund entering into a short sale transaction would generally expect the trading price of the subject listed futures contract, security or commodity to be lower on the specified future date than the price at which it agreed to sell the security or commodity. The Fund would hope to acquire the listed futures contract, security or commodity at a lower price on such date, thereby realizing a gain equal to the difference in the acquisition price and the sale price (less any costs). The Fund may also enter into a short derivative position through a futures contract or swap agreement. If the price of the listed futures contract, security, commodity or derivative subject to a short sale transaction increases during the period covered by the contract, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered (plus any costs). Because it requires little or nor money to enter into a short sale transaction, the Fund could potentially lose more money than the actual cost of entering into the transaction. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund. The Fund engaging in short sale transactions may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open short positions. These expenses negatively impact the performance of the Fund. The Fund’s investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. The Fund is required to segregate cash and other assets on its books to cover its short sale obligations. This means that such cash and other assets may not be available to meet the Fund’s needs for immediate cash or other liquidity.

ILLIQUID SECURITIES. The Fund may invest up to an aggregate amount of 15% of its net assets in illiquid securities. Illiquid securities include securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets. The inability of the Fund to dispose of illiquid or not readily marketable investments readily or at a reasonable price could impair the Fund’s ability to raise cash for redemptions or other purposes. The liquidity of securities purchased by the Fund which are eligible for resale pursuant to Rule 144A will be monitored by the Fund on an ongoing basis. In the event that such a security is deemed to be no longer liquid, the Fund’s holdings will be reviewed to determine what action, if any, is required to ensure that the retention of such security does not result in the Fund having more than 15% of its assets invested in illiquid or not readily marketable securities.

INVESTMENT COMPANY SECURITIES. The Fund may invest in the securities of other investment companies. The 1940 Act generally prohibits a fund from acquiring more than 3% of the outstanding voting shares of an investment company and limits such investments to no more than 5% of the fund’s total assets in any single investment company and no more than 10% in any combination of two or more investment companies. The Fund may purchase or otherwise invest in shares of affiliated exchange traded funds. The Fund may invest in affiliated money market funds.

MONEY MARKET INSTRUMENTS. The Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments in which the Fund may invest include: (i) short-term obligations issued by the U.S. government; (ii) negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions; (iii) commercial paper rated at the date of purchase “Prime-1” by Moody’s or “A-1+” or “A-1” by Standard & Poor’s (“S&P”) o; and (iv) repurchase agreements. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. A repurchase agreement is a transaction in which the Fund purchases securities or other obligations from a bank or securities dealer (or its affiliate) and simultaneously commits to resell them to a counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains separate accounts for both the Fund and its counterparty. Thus, the obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such obligations.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed upon additional amount, the counterparty must provide additional collateral so that at all times the collateral is at least equal to the repurchase price plus any agreed upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by the Fund upon acquisition is accrued as interest and included in its net investment income. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper and corporate bonds) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty’s insolvency. If the seller or guarantor becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition of collateral.

REVERSE REPURCHASE AGREEMENTS. The Fund may enter into reverse repurchase agreements, which involve the sale of securities held by the Fund subject to its agreement to repurchase the securities at an agreed upon date or upon demand and at a price reflecting a market rate of interest. Reverse repurchase agreements are subject to the Fund’s limitation on borrowings and may be entered into only with banks or securities dealers or their affiliates. While a reverse repurchase agreement is outstanding, the Fund will maintain the segregation, either on its records or with the Trust’s custodian, of cash or other liquid securities, marked to market daily, in an amount at least equal to its obligations under the reverse repurchase agreement.

Reverse repurchase agreements involve the risk that the buyer of the securities sold by the Fund might be unable to deliver them when that Fund seeks to repurchase. If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

SECURITIES LENDING. The Fund may lend portfolio securities to certain creditworthy borrowers, including the Fund’s securities lending agent. Loans of portfolio securities provide the Fund with the opportunity to earn additional income on the Fund’s portfolio securities. All securities loans will be made pursuant to agreements requiring the loans to be continuously secured by collateral in cash, or money market instruments, or money market funds at least equal at all times to the market value of the loaned securities. The borrower pays to the Fund an amount equal to any dividends or interest received on loaned securities. The Fund retains all or a portion of the interest received on investment of cash collateral or receive a fee from the borrower. Lending portfolio securities involves risks of delay in recovery of the loaned securities or in some cases loss of rights in the collateral should the borrower fail financially. Furthermore, because of the risks of delay in recovery, the Fund may lose the opportunity to sell the securities at a desirable price. The Fund will generally not have the right to vote securities while they are being loaned.

U.S. GOVERNMENT SECURITIES. The Fund may purchase short-term obligations issued or guaranteed by the U.S. Treasury or the agencies or instrumentalities of the U.S. government. U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. U.S. government securities include inflation-indexed fixed income securities, such as U.S. Treasury Inflation Protected Securities (TIPS). U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

INVESTMENT IN THE WISDOMTREE SUBSIDIARIES. The Fund may invest up to 25% of its total assets in each WisdomTree Subsidiary. (Note, the Fund will invest in more than one subsidiary only if it receives a private letter ruling from the Internal Revenue Service concluding that the investment in multiple subsidiaries permits the Fund to satisfy the regulated investment company diversification requirements.) Each WisdomTree Subsidiary is expected to invest primarily in commodity and currency-linked derivatives including financial futures, option and swap contracts, fixed income securities, pooled investment vehicles, including those that are not registered pursuant to the 1940 Act, and other investments intended to serve as margin or collateral for the WisdomTree Subsidiary’s derivatives positions. The WisdomTree Subsidiaries are not registered under the 1940 Act. Each Fund, as the sole shareholder of its respective WisdomTree Subsidiary, will not have all of the protections offered to investors in registered investment companies. However, because the Fund wholly owns and controls its respective WisdomTree Subsidiary, and the Fund and WisdomTree Subsidiary are managed by the Advisers, it is unlikely that a WisdomTree Subsidiary will take action contrary to the interests of the Fund or the Fund’s shareholders. The Board has oversight responsibility for the investment activities of the Fund, including its investment in a WisdomTree Subsidiary, and the Fund’s role as the sole shareholder of the respective WisdomTree Subsidiary. Also, in managing each WisdomTree Subsidiary’s portfolio, the Advisers will be subject to the same investment restrictions and operational guidelines that apply to the management of the Fund.

Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the WisdomTree Subsidiaries are organized, respectively, could result in the inability of the Fund and/or the WisdomTree Subsidiaries to operate as described in this SAI and could negatively affect the Fund and its shareholders. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the WisdomTree Subsidiaries. If Cayman Islands law changes such that the WisdomTree Subsidiaries must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.

FUTURE DEVELOPMENTS. The Board may authorize the Fund to invest in securities contracts and investments other than those listed in this SAI and in the Fund’s Prospectus, provided they are consistent with the Fund’s investment objective and do not violate any fundamental investment restrictions or policies.

PROXY VOTING POLICY

The Trust has adopted as its proxy voting policies for the Fund the proxy voting guidelines of the Adviser. The Trust has delegated to the Adviser the authority and responsibility for voting proxies on the portfolio securities held by the Fund. The remainder of this section discusses the Fund’s proxy voting guidelines and the Adviser’s role in implementing such guidelines.

The Adviser has adopted a Proxy Voting Policy, related procedures, and voting guidelines which are applied to those client accounts over which it has been delegated the authority to vote proxies. In voting proxies, the Adviser seeks to act solely in the best financial and economic interest of the applicable client. The Adviser will carefully review proposals that would limit shareholder control or could affect the value of a client’s investment. It will generally oppose proposals designed to insulate an issuer’s management unnecessarily from the wishes of a majority of shareholders. It will generally support proposals designed to provide management with short-term insulation from outside influences so as to enable management to negotiate effectively and otherwise achieve long-term goals. On questions of social responsibility where economic performance does not appear to be an issue, Adviser will attempt to ensure that management reasonably responds to the social issues. Responsiveness will be measured by management’s efforts to address the proposal including, where appropriate, assessment of the implications of the proposal to the ongoing operations of the company. The PPC will pay particular attention to repeat issues where management has failed in its commitment in the intervening period to take actions on issues. The Adviser recognizes its duty to vote proxies in the best interests of its clients. The Adviser seeks to avoid material conflicts of interest through its participation in the PPC, which applies detailed, pre-determined proxy voting guidelines (the “Voting Guidelines”) in an objective and consistent manner across client accounts, based on internal and external research and recommendations provided by a third party vendor, and without consideration of any client relationship factors. Further, the Adviser and its affiliates engage a third party as an independent fiduciary to vote all proxies for Adviser securities and affiliated mutual fund securities.

Proxy voting proposals are reviewed, categorized, analyzed and voted in accordance with the Voting Guidelines. These guidelines are reviewed periodically and updated as necessary to reflect new issues and any changes in our policies on specific issues. Items that can be categorized under the Voting Guidelines will be voted in accordance with any applicable guidelines or referred to the Proxy Voting Committee, if the applicable guidelines so require. Proposals that cannot be categorized under the Voting Guidelines will be referred to the Proxy Voting Committee for discussion and vote. Additionally, the Proxy Voting Committee may review any proposal where it has identified a particular company, industry or issue for special scrutiny. With regard to voting proxies of foreign companies, the Adviser may weigh the cost of voting, and potential inability to sell the securities (which may occur during the voting process) against the benefit of voting the proxies to determine whether or not to vote.

In evaluating proposals regarding incentive plans and restricted stock plans, the Proxy Voting Committee typically employs a shareholder value transfer model. This model seeks to assess the amount of shareholder equity flowing out of the company to executives as options are exercised. After determining the cost of the plan, the Proxy Voting Committee evaluates whether the cost is reasonable based on a number of factors, including industry classification and historical performance information. The Proxy Voting Committee generally votes against proposals that permit the repricing or replacement of stock options without shareholder approval.

A complete copy of the Proxy Voting Policy may be obtained by calling 1-866-909-9473; or writing to: WisdomTree Trust, c/o ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203.

The Trust is required to disclose annually the Fund’s complete proxy voting record on Form N-PX covering the period from July 1 of one year through June 30 of the next and to file Form N-PX with the Securities and Exchange Commission (“SEC”) no later than August 31 of each year. When available, the current Form N-PX for the Fund may be obtained at no charge upon request by calling 1-866-909-9473 or through the Trust’s website at www.wisdomtree.com. When available, the Fund’s Form N-PX will also be available on the SEC’s website at www.sec.gov.

PORTFOLIO HOLDING DISCLOSURE POLICIES AND PROCEDURES

The Trust has adopted a Portfolio Holdings Policy (the “Policy”) designed to govern the disclosure of Fund portfolio holdings and the use of material non-public information about Fund holdings. The Policy applies to all officers, employees, and agents of the Fund, including the WisdomTree Asset Management and any sub-adviser (together, (the “Advisers”). The Policy is designed to ensure that the disclosure of information about the Fund’s portfolio holdings is consistent with applicable legal requirements and otherwise in the best interest of the Fund.

As exchange traded funds, information about the Fund’s portfolio holdings is made available on a daily basis in accordance with the provisions of any Order of the SEC applicable to the Fund, regulations of the Fund’s Listing Exchange and other applicable SEC regulations, orders and no-action relief. Such information typically reflects all or a portion of the Fund’s anticipated portfolio holdings as of the next Business Day. A “Business Day” with respect to the Fund is any day on which the national securities exchange on which the Fund is listed for trading (each a “Listing Exchange”) is open for business. This information is used in connection with the Creation and Redemption process and is disseminated on a daily basis through the facilities of the Listing Exchange, the National Securities Clearing Corporation (“NSCC”) and/or third party service providers.

The Fund may disclose on the Fund’s website at the start of each Business Day the identities and quantities of the securities and other assets held by the Fund that will form the basis of the Fund’s calculation of its NAV on that Business Day. The portfolio holdings so disclosed will be based on information as of the close of business on the prior Business Day and/or trades that have been completed prior to the opening of business on that Business Day and that are expected to settle on that Business Day.

Daily access to the Fund’s portfolio holdings is permitted to personnel of the Advisers, the Fund’s distributor and the Fund’s administrator, custodian and accountant and other agents or service providers of the Trust who have need of such information in connection with the ordinary course of their respective duties to the Fund. The Fund’s Chief Compliance Officer may authorize disclosure of portfolio holdings.

The Fund may disclose its complete portfolio holdings or a portion of its portfolio holdings online at www.wisdomtree.com. Online disclosure of such holdings is publicly available at no charge.

The Fund will disclose its complete portfolio holdings schedule in public filings with the SEC on a quarterly basis, based on the Fund’s fiscal year, within sixty (60) days of the end of the quarter, and will provide that information to shareholders, as required by federal securities laws and regulations thereunder.

No person is authorized to disclose the Fund’s portfolio holdings or other investment positions except in accordance with the Policy. The Trust’s Board reviews the implementation of the Policy on a periodic basis.

INVESTMENT LIMITATIONS

The following fundamental investment policies and limitations supplement those set forth in the Fund’s Prospectus. Unless otherwise noted, whenever a fundamental investment policy or limitation states a maximum percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Fund’s acquisition of such security or other asset. Accordingly, other than with respect to the Fund’s limitations on borrowings, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the Fund’s investment policies and limitations.

The Fund’s fundamental investment policies cannot be changed without the approval of the holders of a majority of that Fund’s outstanding voting securities as defined under the 1940 Act. The Fund, however, may change the non-fundamental investment policies described below, its investment objective, and its underlying Index without a shareholder vote provided that it obtains Board approval and notifies its shareholders with at least sixty (60) days prior written notice of any such change.

Fundamental Policies. The following investment policies and limitations are fundamental and may NOT be changed without shareholder approval.

The Fund, as a fundamental investment policy, may not:

Senior Securities

Issue senior securities, except as permitted under the 1940 Act.

Borrowing

Borrow money, except as permitted under the 1940 Act.

Underwriting

Act as an underwriter of another issuer’s securities, except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of portfolio securities.

Concentration

Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry. For these purposes the components of the Benchmark (e.g., gold, silver, natural gas) are considered to be separate industries.

Real Estate

Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate, real estate investment trusts or securities of companies engaged in the real estate business).

Commodities

Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

Loans

Lend any security or make any other loan except as permitted under the 1940 Act.

This means that no more than 33  1/3% of its total assets would be lent to other parties. This limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments, permissible under the Fund’s investment policies.

Non-Fundamental Policies. The following investment policy is not fundamental and may be changed without shareholder approval.

The Fund has adopted a non-fundamental investment policy in accordance with Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in the types of securities suggested by the Fund’s name, including investments that are tied economically to the particular country or geographic region suggested by the Fund’s name. If, subsequent to an investment, the 80% requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this policy.

CONTINUOUS OFFERING

The method by which Creation Unit Aggregations of shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of shares are issued and sold by the Fund on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with the Fund’s distributor, breaks them down into constituent shares, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in shares, whether or not participating in the distribution of shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus delivery obligation with respect to shares of the Fund are reminded that, pursuant to Rule 153 under the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with the sale on the Listing Exchange is satisfied by the fact that the prospectus is available at the Listing Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

MANAGEMENT OF THE TRUST

Board Responsibilities. The Board of Trustees is responsible for overseeing the management and affairs of the Fund and the Trust. The Board has considered and approved contracts, as described herein, under which certain companies provide essential management and administrative services to the Trust. Like most exchange-traded funds, the day-to-day business of the Trust, including the day-to-day management of risk, is performed by third-party service providers, such as the Adviser, Distributor and Administrator. The Board is responsible for overseeing the Trust’s service providers and, thus, has oversight responsibility with respect to the risk management performed by those service providers. Risk management seeks to identify and eliminate or mitigate the potential effects of risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the Trust or funds. Under the overall supervision of the Board and the Audit Committee (discussed in more detail below), the service providers to the Fund employ a variety of processes, procedures and controls to identify risks relevant to the operations of the Trust and the Fund to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Each service provider is responsible for one or more discrete aspects of the Trust’s business (e.g., the Adviser is responsible for the overall management of the Fund’s portfolio investments) and, consequently, for managing the risks associated with that activity.

The Board’s role in risk management oversight begins before the inception of a fund, at which time the fund’s Adviser presents the Board with information concerning the investment objectives, strategies and risks of the fund. Additionally, the fund’s Adviser provides the Board with an overview of, among other things, its investment philosophy, brokerage practices and compliance infrastructure. Thereafter, the Board oversees the risk management of the fund’s operations, in part, by requesting periodic reports from and otherwise communicating with various personnel of the fund and its service providers, including the Trust’s Chief Compliance Officer and the fund’s independent accountants. The Board and, with respect to identified risks that relate to its scope of expertise, the Audit Committee, oversee efforts by management and service providers to manage risks to which the fund may be exposed.

The Board is responsible for overseeing the nature, extent and quality of the services provided to the Fund by the Adviser and receives information about those services at its regular meetings. In addition, on at least an annual basis, in connection with its consideration of whether to renew any Advisory Agreements Agreements with the Adviser, respectively, the Board meets with the Adviser to review such services. Among other things, the Board regularly considers the Adviser’s adherence to the Fund’s investment restrictions and compliance with various Fund policies and procedures and with applicable securities regulations. The Board also reviews information about the Fund’s performance and investments.

The Trust’s Chief Compliance Officer meets regularly with the Board to review and discuss compliance and other issues. At least annually, the Trust’s Chief Compliance Officer provides the Board with a report reviewing the adequacy and effectiveness of the Trust’s policies and procedures and those of its service providers, including the Adviser. The report addresses the operation of the policies and procedures of the Trust and each service provider since the date of the last report; material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and material compliance matters since the date of the last report.

The Board receives reports from the Trust’s service providers regarding operational risks, portfolio valuation and other matters. Annually, the independent registered public accounting firm reviews with the Audit Committee its audit of the Trust’s financial statements, focusing on major areas of risk encountered by the Trust and noting any significant deficiencies or material weaknesses in the Trust’s internal controls.

The Board recognizes that not all risks that may affect the Fund can be identified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the Fund’s goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, despite the periodic reports the Board receives and the Board’s discussions with the service providers to the Fund, it may not be made aware of all of the relevant information of a particular risk. Most of the Trust’s investment management and business affairs are carried out by or through the Fund’s Adviser and other service providers each of which has an independent interest in risk management but whose policies and the methods by which one or more risk management functions are carried out may differ from the Trust’s and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board’s risk management oversight is subject to substantial limitations.

Members of the Board and Officers of the Trust. Set forth below are the names, ages, position with the Trust, term of office, and the principal occupations and other directorships for a minimum of the last five years of each of the persons currently serving as members of the Board and as Executive Officers of the Trust. Also included below is the term of office for each of the Executive Officers of the Trust. The members of the Board serve as Trustees for the life of the Trust or until retirement, removal, or their office is terminated pursuant to the Trust’s Declaration of Trust.

The Chairman of the Board of Trustees, Victor Ugolyn, is not an interested person of the Fund as that term is defined in the Investment Company Act of 1940. The Board of Trustees is comprised of a super-majority (75 percent) of trustees who are not interested persons of the Fund (i.e., “independent trustees”). There is an Audit Committee and Governance and Nominating Committee of the Board, each of which is chaired by an independent trustee and comprised solely of independent trustees. The Committee chair for each is responsible for running the Committee meeting, formulating agendas for those meetings, and coordinating with management to serve as a liaison between the independent trustees and management on matters within the scope of the responsibilities of the Committee as set forth in its Board-approved charter. The Fund has determined that this leadership structure is appropriate given the specific characteristics and circumstances of the Fund. The Fund made this determination in consideration of, among other things, the fact that the independent trustees of the Fund constitute a super-majority of the Board, the assets under management of the Fund, the number of Funds overseen by the Board, the total number of trustees on the Board, and the fact that an independent trustee serves as Chair of the Board.

Name, Address and Date of Birth of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/ Officer+	Other Directorships Held by Trustee During Past 5 Years

Trustees Who Are Interested Persons of the Trust

Jonathan Steinberg (1964)	Trustee, 2005-present; President, 2005-present	President, WisdomTree Trust since 2005; Chief Executive Officer of WisdomTree Investments, Inc. and Director of WisdomTree Investments, Inc. since 1989.	52	None

Trustees Who Are Not Interested Persons of the Trust

Gregory Barton (1961)*	Trustee, 2006-present	Executive Vice President of Legal and Business Affairs and General Counsel and Secretary of TheStreet.com, 2009 to present; General Counsel of Martha Stewart Living Omnimedia, Inc. from 2007 to 2008; Executive Vice President of Licensing and Legal Affairs, General Counsel and Secretary of Ziff Davis Media Inc. from 2003 to 2007; Executive Vice President of Legal Affairs, General Counsel and Secretary of Ziff Davis Media Inc. from 2002 to 2003; President (2001 to 2002), Chief Financial Officer (2000 to 2002), Vice President of Business Development (1999 to 2001) and General Counsel and Secretary (1998 to 2002) of WisdomTree Investments, Inc. (formerly, Index Development Partners, Inc.).	52	None

Name, Address and Date of Birth of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/ Officer+	Other Directorships Held by Trustee During Past 5 Years
Toni Massaro (1955)**	Trustee, 2006-present	Dean Emerita at the University of Arizona James E. Rogers College of Law (“Rogers College of Law”) since July 2009; Dean at the Rogers College of Law from 1999 to 2009; Regents’ Professor since 2006; Milton O. Riepe Chair in Constitutional Law since 1997; Professor at the Rogers College of Law since 1990.	52	None

Victor Ugolyn (1947)	Trustee, 2006-present; Chairman of the Board of Trustees – 2006 - present	Private Investor – 2005 to present; President and Chief Executive Officer of William D. Witter, Inc. from 2005 to 2006; Consultant to AXA Enterprise in 2004; Chairman, President and Chief Executive Officer of Enterprise Capital Management (subsidiary of The MONY Group, Inc.) and Enterprise Group of Funds, Chairman of MONY Securities Corporation, and Chairman of the Fund Board of Enterprise Group of Funds from 1991 to 2004.	52	Member of the Board of the New York Society of Security Analysts; Trustee on Board of Trustees of Naismith Memorial Basketball Hall of Fame; Member of the Board of Overseers of Stanford University’s Hoover Institution.

Officers of the Trust

Jonathan Steinberg (1964)	Trustee, 2005-present; President, 2005-present	President, WisdomTree Trust since 2005; Chief Executive Officer of WisdomTree Investments, Inc. and Director of WisdomTree Investments, Inc. since 1989.	52	None

Amit Muni*** (1969)	Treasurer, Assistant Secretary, 2008-present	Chief Financial Officer and Assistant Secretary of WisdomTree Investments, Inc. since March 2008; International Securities Exchange Holdings, Inc. (ISE), Controller and Chief Accounting Officer from 2003 to 2008; Instinet Group Inc., Vice President Finance from 2000 to 2003.	52	None

Richard Morris*** (1967)	Secretary, Chief Legal Officer, 2006-present	General Counsel of WisdomTree Asset Management since 2009; Deputy Counsel of WisdomTree Investments, Inc. since 2005; Senior Counsel at Barclays Global Investors, N.A. from 2002 to 2005; Counsel at Barclays Global Investors, N.A. from 2000 to 2001.	52	None

*	Chair of the Audit Committee.
**	Chair of the Governance and Nominating Committee.
****	Elected by and serves at the pleasure of the Board.
+	As of December 31, 2009.

Audit Committee. Each Independent Trustee is a member of the Trust’s Audit Committee (the “Audit Committee”). The principal responsibilities of the Audit Committee are the appointment, compensation and oversight of the Trust’s independent auditors, including the resolution of disagreements regarding financial reporting between Trust management and such independent auditors. The Audit Committee’s responsibilities include, without limitation, to (I) oversee the accounting and financial reporting processes of the Trust and its internal control over financial reporting and, as the Committee deems appropriate, to inquire into the internal control over financial reporting of certain third-party service providers; (ii) oversee the quality and integrity of the Fund’s financial statements and the independent audits thereof; (iii) oversee, or, as appropriate, assist Board oversight of, the Trust’s compliance with legal and regulatory requirements that relate to the Trust’s accounting and financial reporting, internal control over financial reporting and independent audits; (iv) approve prior to appointment the engagement of the Trust’s independent auditors and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Trust’s independent auditors; and (v) act as a liaison between the Trust’s independent auditors and the full Board. The Board of the Trust has adopted a written charter for the Audit Committee. The Independent Trustees’ independent legal counsel assists the Audit Committee in connection with these duties. During the fiscal year ended March 31, 2010, the Audit Committee held six meetings.

Governance and Nominating Committee. Each Independent Trustee is also a member of the Trust’s Governance and Nominating Committee. The principal responsibilities of the Governance and Nominating Committee are to (i) oversee Fund governance matters and (ii) identify individuals qualified to serve as Independent Trustees of the Trust and to recommend its nominees for consideration by the full Board. While the Governance and Nominating Committee is solely responsible for the selection and nomination of the Trust’s Independent Trustees, the Nominating Committee may consider nominations for the office of Trustee made by Trust stockholders as it deems appropriate. The Governance and Nominating Committee considers nominees recommended by shareholders if such nominees are submitted in accordance with Rule 14a-8 of the Securities Exchange Act of 1934 (the “1934 Act”), in conjunction with a shareholder meeting to consider the election of Trustees. Trust stockholders who wish to recommend a nominee should send nominations to the Secretary of the Trust that include biographical information and set forth the qualifications of the proposed nominee. During the fiscal year ended March 31, 2010, the Nominating Committee held one meeting.

Individual Trustee Qualifications

The Trust has concluded that each of the Trustees should serve on the Board because of their ability to review and understand information about the Trust and the Fund provided to them by management, to identify and request other information they may deem relevant to the performance of their duties, to question management and other service providers regarding material factors bearing on the management and administration of the Fund, and to exercise their business judgment in a manner that serves the best interests of the Fund’s shareholders. The Trust has concluded that each of the Trustees should serve as a Trustee based on their own experience, qualifications, attributes and skills as described below.

The Trust has concluded that Mr. Steinberg should serve as trustee of the Fund because of the experience he has gained as president and chief executive officer of WisdomTree Investments and Director of WisdomTree Investments, Inc., his knowledge of and experience in the financial services industry, and the experience he has gained serving as trustee of the Fund since 2005.

The Trust has concluded that Mr. Barton should serve as trustee of the Fund because of the experience he gained working as both a practicing attorney and in a business capacity for several public companies, and the experience he has gained serving as trustee of the Fund since 2006.

The Trust has concluded that Ms. Massaro should serve as trustee of the Fund because of the experience she has gained as a law professor, dean and advisor at various universities, and the experience she has gained serving as trustee of the Fund since 2006.

The Trust has concluded that Mr. Ugolyn should serve as trustee of the Fund because of the experience he gained as chief executive officer of a firm specializing in financial services, his experience in and knowledge of the financial services industry, his service as chairman for another mutual fund family, and the experience he has gained serving as trustee of the Fund since 2006.

Fund Shares Owned by Board Members. The following table shows the dollar amount range of each Trustee’s “beneficial ownership” of shares of the Fund and each other series of the Trust as of the end of the most recently completed calendar year. Because the Fund is new, as of the date of this SAI, none of the Trustees beneficially own shares of the Fund. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the Exchange Act. The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.

Name of Trustee	Name of Fund	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies

Interested Trustee

Jonathan L. Steinberg	Emerging Markets Equity Income Fund	$10,000-$50,000	Over $100,000
	DEFA Equity Income Fund	$10,000-$50,000
	SmallCap Earnings Fund	$10,000-$50,000

Independent Trustees

Gregory E. Barton	Total Dividend Fund	Over $100,000	Over $100,000
	DEFA Fund	$1 -$10,000

Toni M. Massaro	Equity Income Fund	$1 -$10,000	$10,000-$50,000
	DEFA Equity Income Fund	$1 -$10,000
	Dividend Ex-Financials Fund	$1 -$10,000
	International Dividend Ex-Financials Fund	$1 -$10,000
	Japan SmallCap Dividend Fund	$1 -$10,000
	LargeCap Dividend Fund	$1 -$10,000
	Emerging SmallCap Fund	$1 -$10,000
	Dreyfus Emerging Currency Fund	$1 -$10,000
	LargeCap Dividend Fund	$1 -$10,000
	International LargeCap Dividend Fund	$1 -$10,000

Victor Ugolyn	LargeCap Dividend Fund	$10,000-$50,000	$50,000-$100,000
	International LargeCap Dividend Fund	$10,000-$50,000

Remuneration of Trustees. Pursuant to its Investment Advisory Agreement with the Trust, WisdomTree Asset Management pays all compensation of officers and employees of the Trust as well as the fees of all Trustees of the Trust who are affiliated persons of WisdomTree Investments or its subsidiaries.

Each Independent Trustee receives annual compensation of $100,000. The Audit Committee Chairman will be paid an additional 10% and the Independent Chairman of the Board will be paid an additional 50% of this amount. The Trust also reimburses each Trustee for travel and other out-of-pocket expenses incurred by him/her in connection with attending meetings.

The following table sets forth the fees paid to each Trustee for the fiscal year-ended March 31, 2010.

Name of Independent Trustee	Aggregate Compensation from the Trust	Pension or Retirement Benefits Accrued as Part of Company Expenses	Estimated Annual Benefits upon Retirement	Total Compensation from the Funds and Fund Complex
Jonathan Steinberg	$	____	____	$
Gregory Barton	$	____	____	$
Toni Massaro	$	____	____	$
Victor Ugolyn	$	____	____	$

Trustees and officers of the Trust collectively owned less than 1% of each of the Trust’s outstanding shares as of June 30, 2010.

Control Persons and Principal Holders of Securities.

Because the Fund is new there were no beneficial owners as of the date of this SAI. Investment Adviser. WisdomTree Asset Management serves as investment adviser to the Fund pursuant to an Investment Advisory Agreement between the Trust and WisdomTree Asset Management. WisdomTree Asset Management is a Delaware corporation registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), and has offices located at 380 Madison Avenue, 21st Floor, New York, NY 10017.

Under the Investment Advisory Agreement, WisdomTree Asset Management has overall responsibility for the general management and administration of the Trust. WisdomTree Asset Management provides an investment program for the Fund. WisdomTree Asset Management also arranges for sub-advisory, transfer agency, custody, fund administration and all other non-distribution related services necessary for the Funds to operate. The Fund pays WisdomTree Asset Management the Management Fee of equal 0.95%.

With respect to the Fund, WisdomTree Asset Management has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s chief compliance officer; (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WisdomTree Asset Management.

Pursuant to a separate contractual arrangement with respect to the Fund through March 31, 2011, WisdomTree Asset Management arranges for the provision of chief compliance officer (“CCO”) services and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees, in exchange for a fee paid by the Fund of up to 0.0044% of the Fund’s average daily net assets. As of October 1, 2009, WisdomTree Asset Management has provided CCO services to the Trust.

Each WisdomTree Subsidiary has entered into a separate contract with WisdomTree Asset Management for the management of the WisdomTree Subsidiary’s portfolio. The Adviser has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Adviser by each WisdomTree Subsidiary. This undertaking will continue in effect for so long as the Fund invest in the WisdomTree Subsidiaries, and may not be terminated by the Adviser unless the Adviser first obtains the prior approval of the Fund’s Board of Trustees for such termination. The Adviser, from its own resources, including profits from advisory fees received from the Fund, provided such fees are legitimate and not excessive, may make payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of Fund shares, and otherwise currently pay all distribution costs for Fund shares.

The Advisory Agreement with respect to the Fund continues in effect for two years from its effective date, and thereafter is subject to annual approval by (i) the Board of Trustees of the Trust or (ii) the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, provided that in either event such continuance also is approved by a vote of a majority of the Trustees of the Trust who are not interested persons (as defined in the 1940 Act) of the Fund, by a vote cast in person at a meeting called for the purpose of voting on such approval. If the shareholders of the Fund fail to approve the Advisory Agreement, WisdomTree Asset Management may continue to serve in the manner and to the extent permitted by the 1940 Act and rules and regulations thereunder.

The Advisory Agreement with respect to the Fund is terminable without any penalty, by vote of the Board of Trustees of the Trust or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of that Fund, or by WisdomTree Asset Management, in each case on not less than 30 days nor more than 60 days prior written notice to the other party; provided, that a shorter notice period shall be permitted for the Fund in the event its shares are no longer listed on a national securities exchange. The Investment Advisory Agreement will terminate automatically and immediately in the event of its “assignment” (as defined in the 1940 Act).

Portfolio Manager. The Fund is managed by                      portfolio management team. The individual members of the team responsible for the day-to-day management of the Fund’s portfolio are [            ].

Including the Fund, as of June 30, 2010, the                      team managed                      registered investment companies with approximately $             billion in assets;                      pooled investment vehicles with approximately $             billion in assets and                      other accounts with approximately $             billion in assets.

Portfolio Manager Fund Ownership

As of June 30, 2010, the dollar range of securities beneficially owned by the following Portfolio Managers in the Trust is as follows:

Portfolio Manager	Dollar Range of Securities Beneficially Owned
None
None
None

Portfolio Manager Compensation

WisdomTree Asset Management’s portfolio managers responsible for managing the Fund are paid by WisdomTree Asset Management                      and not by the Fund.

As of June 30, 2010, the portfolio managers’ cash compensation is comprised primarily of a market-based base salary and (variable) incentives (annual and long term). A portfolio managers’ base salary is determined by the employees’ experience and performance in the role, taking into account the ongoing compensation benchmark analyses. A portfolio manager’s base salary is generally a fixed amount that may change as a result of an annual review, upon assumption of new duties, or when a market adjustment of the position occurs. Funding for the                      Annual Incentive Plan and Long Term Incentive Plan is through a pre-determined fixed percentage of overall pre-tax profitability. Therefore, all bonus awards are based initially on                         ’s financial performance. The employees are eligible to receive annual cash bonus awards from the Annual Incentive Plan. Annual incentive opportunities are pre-established for each individual, expressed as a percentage of base salary (“target awards”). These targets are derived based on a review of competitive market data for each position annually. Annual awards are determined by applying multiples to this target award. Awards are 100% discretionary. Factors considered in awards include individual performance, team performance, investment performance of the associated portfolio(s) and qualitative behavioral factors, including both short and long-term returns and qualitative behavioral factors. Other factors considered in determining the award are the asset size and revenue growth/retention of the products managed. Awards are paid in cash on an annual basis.

All key staff of                      are also eligible to participate in the                      Long Term Incentive Plan. These positions have a high level of accountability and a large impact on the success of the business due to the position’s scope and overall responsibility. In addition, the participants have demonstrated a long-term performance track record and have the potential for a continued leadership role. This plan provides for an annual award, payable in cash after a three-year cliff vesting period. The value of the award increases during the vesting period based upon the growth in                         ’s net income.

The portfolio managers are also eligible for the standard retirement benefits and health and welfare benefits available to all                      employees. Certain portfolio managers may be eligible for additional retirement benefits under several supplemental retirement plans that                      provides to restore dollar-for-dollar the benefits of management employees that had been cut back solely as a result of certain limits due to the tax laws. These plans are structured to provide the same retirement benefits as the standard retirement benefits. In addition, portfolio managers whose compensation exceeds certain limits may elect to defer a portion of their salary and/or bonus under                                     Corporation Deferred Compensation Plan for Employees.

Description of Material Conflicts of Interest

Because the portfolio managers manage multiple portfolios for multiple clients, the potential for conflicts of interest exists. Each portfolio manager generally manages portfolios having substantially the same investment style as the Funds. However, the portfolios managed by a portfolio manager may not have portfolio compositions identical to those of the Funds managed by the portfolio manager due, for example, to specific investment limitations or guidelines present in some portfolios or accounts, but not others. The portfolio managers may purchase securities for one portfolio and not another portfolio, and the performance of securities purchased for one portfolio may vary from the performance of securities purchased for other portfolios. A portfolio manager may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the Fund, or make investment decisions that are similar to those made for the Fund, both of which have the potential to adversely impact the Fund depending on market conditions. For example, a portfolio manager may purchase a security in one portfolio while appropriately selling that same security in another portfolio. In addition, some of these portfolios have fee structures that are or have the potential to be higher than the advisory fees paid by the Fund, which can cause potential conflicts in the allocation of investment opportunities between the Fund and the other accounts. However, the compensation structure for portfolio managers does not generally provide incentive to favor one account over another because that part of a manager’s bonus based on performance is not based on the performance of one account to the exclusion of others. There are many other factors considered in determining the portfolio manager’s bonus and there is no formula that is applied to weight the factors listed. In addition, current trading practices do not allow                      Management Corporation to intentionally favor one portfolio over another as trades are executed or as trade orders are received. Portfolio rebalancing dates also generally vary between fund families. Program trades created from the portfolio rebalance are executed at market close.

Code of Ethics. The Trust, WisdomTree Asset Management, and the Funds’ distributor have each adopted a Codes of Ethics pursuant to Rule 17j-1 under the 1940 Act. The Codes of Ethics permit personnel subject to the Codes of Ethics to invest in securities for their personal investment accounts, subject to certain limitations, including securities that may be purchased or held by the Funds. The Codes of Ethics are on public file with, and are available from, the SEC.

Administrator, Custodian, Transfer Agent and Securities Lending Agent. The Bank of New York Mellon (“BNYM”) serves as administrator, custodian and transfer agent for the Fund. BNYM’s principal address is One Wall Street, New York, New York 10286. Under the Fund Administration and Accounting Agreement with the Trust, BNYM provides necessary administrative, legal, tax, accounting services and financial reporting for the maintenance and operations of the Trust and the Fund. In addition, BNYM makes available the office space, equipment, personnel and facilities required to provide such services. Under the custody agreement with the Trust, BNYM maintains in separate accounts cash, securities and other assets of the Trust and the Fund, keeps all necessary accounts and records, and provides other services. BNYM is required, upon the order of the Trust, to deliver securities held by BNYM and to make payments for securities purchased by the Trust for the Fund. Also, under a Delegation Agreement, BNYM is authorized to appoint certain foreign custodians or foreign custody managers for Fund investments outside the United States. Pursuant to a Transfer Agency and Service Agreement with the Trust, BNYM acts as transfer agent for the Fund’s authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust. As compensation for the foregoing services, BNYM receives certain out of pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Trust from the Trust’s custody account with BNYM. BNYM serves as the Fund’s securities lending agent. As compensation for providing such services, BNYM receives a portion of the income earned by the Funds on collateral investments in connection with the lending program.

The Fund is new and the Adviser had not paid the Administrator any fees for services to the Fund as of the fiscal year ended March 31, 2010.

Distributor. The principal address of ALPS Distributors, Inc. is 1290 Broadway, Suite 1100, Denver, Colorado 80203. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes shares of the Fund. The Distribution Agreement will continue for two years from its effective date and is renewable annually. Shares are continuously offered for sale by the Funds through the Distributor only in Creation Unit Aggregations, as described in the applicable Prospectus and below in the Creation and Redemption of Creation Units Aggregations section. Shares in less than Creation Unit Aggregations are not distributed by the Distributor. The Distributor will deliver the applicable Prospectus and, upon request, this SAI to persons purchasing Creation Unit Aggregations and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the 1934 Act and a member of the Financial Industry Regulatory Authority (“FINRA”). The Distributor is not affiliated with WisdomTree Investments, WisdomTree Asset Management, nor any stock exchange.

The Distribution Agreement for the Fund will provide that it may be terminated at any time, without the payment of any penalty, on at least sixty (60) days prior written notice to the other party (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the relevant Fund. The Distribution Agreement will terminate automatically in the event of its “assignment” (as defined in the 1940 Act).

The Distributor may also enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Unit Aggregations of shares. Such Soliciting Dealers may also be Authorized Participants (as defined below) or DTC Participants (as defined below).

WisdomTree Asset Management may, from time to time and from its own resources, pay, defray or absorb costs relating to distribution, including payments out of its own resources to the Distributor, or to otherwise promote the sale of shares.

BROKERAGE TRANSACTIONS

The Adviser assumes general supervision over placing orders on behalf of the Fund for the purchase and sale of portfolio securities. In selecting the brokers or dealers for any transaction in portfolio securities, the Adviser’s policy is to make such selection based on factors deemed relevant, including but not limited to, the breadth of the market in the security, the price of the security, the reasonableness of the commission or mark-up or mark-down, if any, execution capability, settlement capability, back office efficiency and the financial condition of the broker or dealer, both for the specific transaction and on a continuing basis. The overall reasonableness of brokerage commissions paid is evaluated by the Adviser based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services. Brokers may also be selected because of their ability to handle special or difficult executions, such as may be involved in large block trades, less liquid securities, broad distributions, or other circumstances. The Adviser does not consider the provision or value of research, products or services a broker or dealer may provide, if any, as a factor in the selection of a broker or dealer or the determination of the reasonableness of commissions paid in connection with portfolio transactions. The Trust has adopted policies and procedures that prohibit the consideration of sales of the Fund’s shares as a factor in the selection of a broker or a dealer to execute its portfolio transactions.

Brokerage Commissions.

The Fund is new and had not paid any brokerage commissions as of the fiscal year ended March 31, 2010.

Affiliated Brokers

During the fiscal year ended March 31, 2010, the Fund did not pay any commissions to any affiliated brokers.

Regular Broker-Dealers

The Fund is new and did not acquire securities from its regular brokers or dealers (as defined in the 1940 Act) or their parents during the fiscal year ended March 31, 2010.

Portfolio turnover may vary from year to year, as well as within a year. High turnover rates are likely to result in comparatively greater brokerage expenses. The overall reasonableness of brokerage commissions is evaluated by the Adviser based upon its knowledge of available information as to the general level of commissions paid by the other institutional investors for comparable services.

The Fund is new and therefore did not have a portfolio turnover rate of for the fiscal yearended March 31, 2010.

ADDITIONAL INFORMATION CONCERNING THE TRUST

Shares. The Trust was established as a Delaware statutory trust on December 15, 2005, and consists of multiple series of Funds. The Fund issues shares of beneficial interest, with $0.001 par value. The Board may designate additional Funds. The Trust is registered with the SEC as an open-end management investment company.

Each share issued by the Fund has a pro rata interest in the assets of that Fund. Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each share is entitled to participate equally in dividends and distributions declared by the Board of Trustees with respect to the relevant Fund, and in the net distributable assets of such Fund on liquidation.

Each share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all Funds vote together as a single class except that, if the matter being voted on affects only a particular Fund, and, if a matter affects a particular Fund differently from other Funds, that Fund will vote separately on such matter.

Under Delaware law, the Trust is not required to hold an annual meeting of shareholders unless required to do so under the 1940 Act. The policy of the Trust is not to hold an annual meeting of shareholders unless required to do so under the 1940 Act. All shares (regardless of the Fund) have noncumulative voting rights for the Board. Under Delaware law, Trustees of the Trust may be removed by vote of the shareholders.

Following the creation of the initial Creation Unit Aggregation(s) of shares of the Fund and immediately prior to the commencement of trading in such Fund’s shares, a holder of shares may be a “control person” of the Fund, as defined in the 1940 Act. The Fund cannot predict the length of time for which one or more shareholders may remain a control person of the Fund.

Shareholders may make inquiries by writing to the Trust, c/o ALPS Distributors, Inc. at 1290 Broadway, Suite 1100, Denver, Colorado 80203.

Absent an applicable exemption or other relief from the SEC or its staff, beneficial owners of more than 5% of the shares of the Fund may be subject to the reporting provisions of Section 13 of the 1934 Act and the SEC’s rules promulgated thereunder. In addition, absent an applicable exemption or other relief from the SEC staff, officers and Trustees of the Fund and beneficial owners of 10% of the shares of the Fund (“Insiders”) may be subject to the insider reporting, short-swing profit and short sale provisions of Section 16 of the 1934 Act and the SEC’s rules promulgated thereunder. Beneficial owners and Insiders should consult with their own legal counsel concerning their obligations under Sections 13 and 16 of the 1934 Act.

Termination of the Trust or the Fund. The Trust or the Fund may be terminated by a majority vote of the Board of Trustees or the affirmative vote of a super majority of the holders of the Trust or such Fund entitled to vote on termination. Although the shares are not automatically redeemable upon the occurrence of any specific event, the Trust’s organizational documents provide that the Board will have the unrestricted power to alter the number of shares in a Creation Unit Aggregation. In the event of a termination of the Trust or the Fund, the Board, in its sole discretion, could determine to permit the shares to be redeemable in aggregations smaller than Creation Unit Aggregations or to be individually redeemable. In such circumstance, the Trust may make redemptions in-kind, for cash, or for a combination of cash or securities.

Role of DTC. DTC acts as Securities Depository for the Shares of the Trust. Shares of the Fund are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

DTC, a limited-purpose trust company, was created to hold securities of its participants (“DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities’ certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE, the AMEX and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (“Indirect Participants”).

Beneficial ownership of shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of shares. No Beneficial Owner shall have the right to receive a certificate representing such shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the shares of the Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all shares of the Trust. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in shares of the Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name”, and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants. DTC may decide to discontinue providing its service with respect to shares of the Trust at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

CREATION & REDEMPTION OF CREATION UNIT AGGREGATIONS

Creation. The Trust issues and sells shares of the Fund only in Creation Unit Aggregations on a continuous basis through the Distributor, without a sales load, at the NAV next determined after receipt, on any Business Day, of an order in proper form.

Fund Deposit. The consideration for purchase of Creation Unit Aggregations of the Fund may consist of (i) the in-kind deposit of a designated portfolio of securities and instruments closely approximating the holdings of the Fund, (the “Deposit Securities”) and an amount of cash denominated in U.S. dollars (the “Cash Component”) computed as described below. Together, the Deposit Securities and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit Aggregation of the Fund.

The Fund may accept a basket of securities, instruments and cash that differs from the composition of the published basket. The Fund may permit or require the consideration for Creation Unit Aggregations to consist solely of cash. The Fund may permit or require the substitution of an amount of cash (i.e., a “cash in lieu” amount) to be added to the Cash Component to replace any Deposit Security. For example, the Trust reserves the right to permit or require a “cash in lieu” amount where the delivery of the Deposit Security by the Authorized Participant (as described below) would be restricted under the securities laws or where the delivery of the Deposit Security to the Authorized Participant would result in the disposition of the Deposit Security by the Authorized Participant becoming restricted under the securities laws, or in certain other situations.

The Cash Component is sometimes also referred to as the “Balancing Amount.” The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit Aggregation and the value of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the value of the Deposit Securities), the creator will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the value of the Deposit Securities), the creator will receive the Cash Component. Computation of the Cash Component excludes any stamp duty tax or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, which shall be the sole responsibility of the Authorized Participant.

The Fund, through the NSCC or otherwise, makes available on each Business Day, prior to the opening of business on the applicable Listing Exchange (currently 9:30 a.m. New York time), the current Fund Deposit for the Fund. Such Deposit Securities are applicable, subject to any adjustments, in order to effect creations of Creation Unit Aggregations of a given Fund until such time as the next-announced composition of the Deposit Securities is made available.

Procedures for Creation of Creation Unit Aggregations. To be eligible to place orders with the Distributor and to create a Creation Unit Aggregation of the Fund, an entity must be a DTC Participant and must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Unit Aggregations (“Participant Agreement”). A DTC Participant that has executed a Participant Agreement is referred to as an “Authorized Participant.” Investors should contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement. All shares of the Fund, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

All orders to create shares must be placed for one or more Creation Unit Aggregations. Orders must be transmitted by an Authorized Participant pursuant to procedures set forth in the Participant Agreement. The date on which an order to create Creation Unit Aggregations (or an order to redeem Creation Unit Aggregations, as discussed below) is placed is referred to as the “Transmittal Date.” Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below. Economic or market disruptions or changes, or telephone or other communication failure, may impede the ability to reach the Distributor or an Authorized Participant.

On days when a Listing Exchange or U.S. markets close earlier than normal, the Fund may require purchase orders to be placed earlier in the day. All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding.

If BNY Mellon does not receive both the required Deposit Securities and the Cash Component by the specified time on the Settlement Date, the Trust may cancel or revoke acceptance of such order. Upon written notice to the Distributor, such canceled or revoked order may be resubmitted the following Business Day using the Fund Deposit as newly constituted to reflect the then current NAV of the Fund. The delivery of Creation Unit Aggregations so created generally will occur no later than the Settlement Date.

Creation Unit Aggregations may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the shares on the date the order is placed in proper form since, in addition to available Deposit Securities, U.S. cash (or an equivalent amount of non-U.S. currency) must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) at least 102%, which the Trust may change from time to time, of the market value of the undelivered Deposit Securities (the “Additional Cash Deposit”) with the Fund pending delivery of any missing Deposit Securities. The Authorized Participant must deposit with BNY the appropriate amount of federal funds by 2:00 p.m. Eastern time (or such other time as specified by the Trust) on the Settlement Date. If BNY Mellon does not receive the Additional Cash Deposit in the appropriate amount by such time, then the order may be deemed to be rejected and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. An additional amount of U.S. cash shall be required to be deposited with BNY Mellon, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 102%, which the Trust may change from time to time, of the daily marked to market value of the missing Deposit Securities. To the extent that missing Deposit Securities are not received by the specified time on the Settlement Date, or in the event a marked-to-market payment is not made within one Business Day following notification by the Distributor that such a payment is required, the Trust may use the cash on deposit to purchase the missing Deposit Securities. The Authorized Participant will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the transmittal date plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by BNY Mellon or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as listed below, will be charged in all cases.

Acceptance of Orders for Creation Unit Aggregations. The Trust reserves the absolute right to reject or revoke acceptance of a creation order transmitted to it by the Distributor in respect of the Fund. For example, the Trust may reject or revoke acceptance of an order, if (i) the order is not in proper form; (ii) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of the Fund; (iii) the Deposit Securities delivered are not as disseminated through the facilities of the NSCC for that date by the Fund as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the

Fund Deposit would otherwise, in the discretion of the Trust or WisdomTree Asset Management, have an adverse effect on the Trust or the rights of beneficial owners; or (vii) in the event that circumstances outside the control of the Trust, BNY Mellon, the Distributor or WisdomTree Asset Management make it for all practical purposes impossible to process creation orders. Examples of such circumstances include natural disaster, war, revolution; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, WisdomTree Asset Management, the Distributor, DTC, NSCC, BNY Mellon or sub-custodian or any other participant in the creation process, and similar extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit Aggregation of its rejection of the order of such person. The Trust, BNY Mellon, a sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification.

Creation/Redemption Transaction Fee. The Fund imposes a “Transaction Fee” on investors purchasing or redeeming Creation Units. The Transaction Fee will be limited to amounts that have been determined by WisdomTree Asset Management to be appropriate. The purpose of the Transaction Fee is to protect the existing shareholders of the Fund from the dilutive costs associated with the purchase and redemption of Creation Units. Where the Fund permits cash creations (or redemptions) or cash in lieu of depositing one or more Deposit Securities, the purchaser (or redeemer) may be assessed a higher Transaction Fee to offset the transaction cost to the Fund of buying (or selling) those particular Deposit Securities. Transaction Fees will differ for the Fund, depending on the transaction expenses related to the Fund’s portfolio securities. Every purchaser of a Creation Unit will receive a Prospectus that contains disclosure about the Transaction Fee, including the maximum amount of the Transaction Fee charged by the Fund.

The following table sets forth the approximate value of one Creation Unit for the Fund, and the standard and maximum creation transaction fee for the Fund.

Name of Fund	Approximate Value of One Creation Unit			Standard Creation Transaction Fee			Maximum Creation Transaction Fee
WisdomTree Managed Futures Strategy Fund	$	[2,500,000	]	$	[500	]	$	[2,000	]

Placement of Redemption Orders. The process to redeem Creation Unit Aggregations works much like the process to purchase Creation Unit Aggregations, but in reverse. Orders to redeem Creation Unit Aggregations of the Fund must be delivered through an Authorized Participant. Investors other than Authorized Participants are responsible for making arrangements for a redemption request to be made through an Authorized Participant. Orders must be accompanied or followed by the requisite number of shares of the Fund specified in such order, which delivery must be made to BNY Mellon no later than 10:00 a.m. New York time on the next Business Day following the Transmittal Date. All other procedures set forth in the Participant Agreement must be properly followed.

To the extent contemplated by an Authorized Participant’s agreement, in the event the Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the Creation Unit Aggregation to be redeemed to the Fund’s transfer agent, the transfer agent will nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible. Such undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash having a value (marked to market daily) at least equal to 102%, which WisdomTree Asset Management may change from time to time, of the value of the missing shares. The current procedures for collateralization of missing shares require, among other things, that any cash collateral shall be in the form of U.S. dollars in immediately-available funds and shall be held by BNY and marked to market daily. The fees of BNY and any sub-custodians in respect of the delivery, maintenance and redelivery of the cash collateral shall be payable by the Authorized Participant. The Trust, on behalf of the affected Fund, is permitted to purchase the missing shares or acquire the Deposit Securities and the Cash Component underlying such shares at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such shares, Deposit Securities or Cash Component and the value of the collateral.

If the requisite number of shares of the relevant Fund are not delivered on the Transmittal Date as described above, the Fund may reject or revoke acceptance of the redemption request. If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such shares in U.S. cash (or in the case of the International Currency Income Funds, an equivalent amount of non-U.S. currency), and the redeeming Authorized Participant will be required to receive its redemption proceeds in cash (or in the case of the International Currency Income Funds, an equivalent amount of non-U.S. currency). In addition, an investor may request a redemption in cash that the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its shares based on the NAV of shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund Securities). The Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in NAV.

Redemptions of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash) to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws.

The ability of the Trust to effect in-kind creations and redemptions is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle may be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within the normal settlement period. The Fund will not suspend or postpone redemption beyond seven days, except as permitted under Section 22(e) of the 1940 Act. Section 22(e) provides that the right of redemption may be suspended or the date of payment postponed with respect to the Fund (1) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the NYSE is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the shares of the Fund’s portfolio securities or determination of its net asset value is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

TAXES

The following discussion of certain U.S. federal income tax consequences of investing in the Fund is based on the Internal Revenue Code (the “Code”), U.S. Treasury regulations, and other applicable authority, all as in effect as of the date of the filing of this SAI. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. The following discussion is only a summary of some of the important U.S. federal income tax considerations generally applicable to investments in the Fund. There may be other tax considerations applicable to particular shareholders. Shareholders should consult their own tax advisors regarding their particular situation and the possible application of foreign, state, and local tax laws.

Qualification as a Regulated Investment Company. The Fund intends to elect to be treated and qualify each year as a RIC under Subchapter M of the Code. In order to qualify for the special tax treatment accorded RICs and their shareholders, the Fund must, among other things:

(a) derive at least 90% of its gross income each year from (i) dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and (ii) net income derived from interests in “qualified publicly traded partnerships” (as defined below);

(b) diversify its holdings so that, at the end of each quarter of its taxable year, (i) at least 50% of the market value of the Fund’s total assets consists of cash and cash items, U.S. government securities, securities of other RICs and other securities, with investments in such other securities limited with respect to any one issuer to an amount not greater than 5% of the value of the Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets is invested in (1) the securities (other than those of the U.S. government or other RICs) of any one issuer or two or more issuers that are controlled by the Fund and that are engaged in the same, similar or related trades or businesses or (2) the securities of one or more qualified publicly traded partnerships; and

(c) distribute with respect to each taxable year at least 90% of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid – generally taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and net tax-exempt interest income.

In general, for purposes of the 90% of gross income requirement described in (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by the Fund. However, 100% of the net income derived from an interest in a “qualified publicly traded partnership” (generally, a partnership (i) interests in which are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof, (ii) that derives at least 90% of its income from the passive income sources specified in Code section 7704(d), and (iii) that derives less than 90% of its income from the qualifying income described in (a)(i) of the prior paragraph) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to RICs, such rules do apply to a RIC with respect to items attributable to an interest in a qualified publicly traded partnership.

The IRS has issued a revenue ruling which concludes that income derived from commodity-linked swaps is not qualifying income under Subchapter M of the Code. In a subsequent revenue ruling and certain private letter rulings, the IRS has stated and ruled that income from certain structured notes and from a fund’s investment in a controlled foreign corporation (“CFC”), such as the Subsidiaries, will constitute qualifying income to a fund. The Fund intends to seek exposure to the commodity markets primarily through investments in one or more Subsidiaries and through investments in contracts linked to commodities in a manner consistent with the revenue ruling and any applicable private letter ruling.

The Fund intends to obtain a ruling from the IRS with respect to its investments and its structure, but has not yet received such a ruling from the IRS. Based on the analysis in private letter rulings previously issued to other taxpayers, the Fund intends to treat its income from a Subsidiary as qualifying income prior to receiving any such ruling from the IRS. The Fund will invest in more than one subsidiary only if it receives a private letter ruling from the Internal Revenue Service concluding that the investment in multiple subsidiaries permits the Fund to satisfy the RIC diversification requirements. There can be no assurance that the IRS will not change its position with respect to some or all of these issues or if the IRS did so, that a court would not sustain the IRS’s position. There is also no assurance that the Fund will be able to obtain a favorable ruling from the IRS.

If the IRS were to change its position or otherwise determine that income derived from certain commodity-linked notes or from the Fund’s investment in a Subsidiary does not constitute qualifying income and if such positions were upheld, the Fund might cease to qualify as a regulated investment company and would be required to reduce its exposure to such investments which may result in difficulty in implementing its investment strategy. If the Fund did not qualify as a regulated investment company for any taxable year, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a regulated investment company, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, the Fund’s Board of Trustees may determine to reorganize or close the Fund or materially change the Fund’s investment objective and strategies.

Taxation of the Fund. If the Fund qualifies as a RIC, that Fund will not be subject to federal income tax on income and gains that are distributed in a timely manner to its shareholders in the form of dividends.

If the Fund fails to qualify for any taxable year as a RIC, all of its taxable income (including its net capital gains) will be subject to tax at corporate income tax rates without any deduction for distributions to shareholders, and all distributions from earnings and profits, including any distributions of net long-term capital gains and net tax-exempt income, would be taxable to shareholders as dividend income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a RIC that is accorded special tax treatment.

The Fund intends to distribute at least annually to its shareholders substantially all of its investment company taxable income and its net capital gains. Investment company taxable income that is retained by the Fund will be subject to tax at regular corporate rates. If the Fund retains any net capital gain, that gain will be subject to tax at corporate rates, but the Fund may designate the retained amount as undistributed capital gains in a notice to its shareholders who (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their federal income tax liabilities, if any, and to claim refunds on a properly-filed U.S. tax return to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of shares owned by a shareholder of that Fund will be increased by an amount equal to the difference between the amount of undistributed capital gains included in the shareholder’s gross income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence.

If the Fund fails to distribute in a calendar year an amount at least equal to the sum of 98% of its ordinary income for such year and 98% of its capital gain net income for the one-year period ending October 31 of such year, plus any retained amount from the prior year, the Fund will be subject to a nondeductible 4% excise tax on the undistributed amount. For these purposes, the Fund will be treated as having distributed any amount on which it has been subject to corporate income tax for the taxable year ending within the calendar year. A dividend paid to shareholders in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year if the dividend was declared and payable to shareholders of record on a date in October, November, or December of that preceding year. The Fund intends to declare and pay dividends and distributions in the amounts and at the times necessary to avoid the application of the 4% excise tax, although there can be no assurance that it will be able to do so.

Fund Distributions. Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares. Moreover, distributions on the Fund’s shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund’s realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund’s NAV reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when the Fund’s NAV also reflects unrealized losses.

Distributions by the Fund of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated those gains, rather than how long a shareholder has owned his or her Fund shares. Distributions of net capital gains from the sale of investments that the Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains. Distributions from capital gains are generally made after applying any available capital loss carryovers. Long-term capital gain rates applicable to individuals have been temporarily reduced – in general, to 15%, with lower rates applying to taxpayers in the 10% and 15% rate brackets – for taxable years beginning before January 1, 2011. Distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income.

In determining its net capital gain for Capital Gain Dividend purposes, a RIC generally must treat any net capital loss or any net long-term capital loss incurred after October 31 as if it had been incurred in the succeeding year.

Treasury Regulations permit a RIC, in determining its taxable income, to elect to treat all or a part of any net capital loss, any net long-term capital loss or any foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year.

To the extent that the Fund makes a distribution of income received by the Fund in lieu of dividends (a “substitute payment”) with respect to securities on loan pursuant to a securities lending transaction, such income will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends received deduction for corporate shareholders.

If the Fund makes distributions to a shareholder in excess of the Fund’s current and accumulated earnings and profits in any taxable year, the excess distribution will be treated as a return of capital to the extent of the shareholder’s tax basis in its shares, and thereafter as capital gain. A return of capital is not taxable, but reduces a shareholder’s tax basis in its shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of its shares.

Sale or Exchange of Shares. A sale or exchange of shares in the Fund may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months. Otherwise, the gain or loss on the taxable disposition of shares will be treated as short-term capital gain or loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received (or deemed received) by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of shares will be disallowed if other substantially identical shares of the Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Backup Withholding. The Funds (or financial intermediaries, such as brokers, through which a shareholder holds Fund shares) generally are required to withhold and to remit to the U.S. Treasury a percentage of the taxable distributions and sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify that he, she or it is not subject to such withholding. The backup withholding tax rate is 28% for amounts paid through 2010. This rate will expire and the backup withholding rate will be 31% for amounts paid after December 31, 2010, unless Congress enacts legislation providing otherwise.

Federal Tax Treatment of Certain Fund Investments. Transactions of the Fund in options, futures contracts, hedging transactions, forward contracts, swap agreements, participation certificates, straddles and foreign currencies may be subject to various special and complex tax rules, including mark-to-market, constructive sale, straddle, wash sale and short sale rules. These rules could affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund, or defer the Fund’s ability to recognize losses. These rules may in turn affect the amount, timing or character of the income distributed to shareholders by the Fund.

Foreign Currency Transactions. Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues income or other receivable or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain other instruments, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. The gains and losses may increase or decreased the amount of the Funds investment company taxable income to be distributed to its shareholders as ordinary income.

Non-U.S. Shareholders. In general, dividends other than Capital Gain Dividends paid by the Fund to a shareholder that is not a “U.S. person” within the meaning of the Code (a “foreign person”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate).

Certain interest-related and short-term gain dividends may be exempt from the 30% withholding for taxable years beginning before January 1, 2010 (unless extended by legislation). Assuming certain certification requirements are complied with, a RIC generally is not required to withhold any amounts (i) with respect to distributions attributable to U.S.-source interest income that would be treated as “portfolio interest” and accordingly would not be subject to U.S. federal income tax if earned directly by an individual foreign person, and (ii) with respect to distributions of net short-term capital gains in excess of net long-term capital losses, in each case to the extent such distributions are properly designated by the RIC. Depending on the circumstances, the Fund may make such designations with respect to all, some or none of their potentially eligible dividends or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. Moreover, in the case of shares held through an intermediary, the intermediary may withhold any such amounts even if the Fund makes a designation with respect to a payment.

A beneficial holder of shares who is a foreign person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a U.S. income tax deduction for losses) realized on a sale of shares of the Fund or on Capital Gain Dividends unless (i) such gain or dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States or (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or the receipt of the Capital Gain Dividend and certain other conditions are met.

In order for a foreign investor to qualify for an exemption from backup withholding, the foreign investor must comply with special certification and filing requirements. Foreign investors in the Fund should consult their tax advisors in this regard. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the Internal Revenue Service.

A beneficial holder of shares who is a foreign person may be subject to state and local tax and to the U.S. federal estate tax in addition to the federal income tax consequences referred to above. If a shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the United States.

Creation and Redemption of Creation Units. An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the sum of the exchanger’s aggregate basis in the securities surrendered plus the amount of cash paid for such Creation Units. A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of any securities received plus the amount of any cash received for such Creation Units. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Any capital gain or loss realized upon the creation of Creation Units will generally be treated as long-term capital gain or loss if the securities exchanged for such Creation Units have been held for more than one year.

Any capital gain or loss realized upon the redemption of Creation Units will generally be treated as long-term capital gain or loss if the shares comprising the Creation Units have been held for more than one year. Otherwise, such capital gains or losses will be treated as short-term capital gains or losses.

In some circumstances, a redemption of Creation Units may be treated as resulting in a distribution to which section 301 of the Code applies, potentially causing amounts received by the shareholder in the redemption to be treated as dividend income rather than as a payment in exchange for Creation Units. The rules for determining when a redemption will be treated as giving rise to a distribution under section 301 of the Code and the tax consequences of Code section 301 distributions are complex.

Persons purchasing or redeeming Creation Units should consult their own tax advisors with respect to the tax treatment of any creation or redemption transaction.

Section 351. The Trust on behalf of the Fund has the right to reject an order for a purchase of shares of the Trust if the purchaser (or group of purchasers) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of a given Fund and if, pursuant to Section 351 of the Code, that Fund would have a basis in the securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination.

Tax Shelter Reporting Regulations. Under U.S. Treasury regulations, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Tax Implications of Investment in the WisdomTree Subsidiaries. The Fund intends to invest up to 25% of its assets in each WisdomTree Subsidiary, which is expected to provide the Fund with exposure to the commodity and currency markets within the limitations of the federal tax requirement under Subchapter M of the Internal Revenue Code. The Fund will invest in more than one WisdomTree Subsidiary only if it receives a private letter ruling from the Internal Revenue Service concluding that the investment in multiple subsidiaries permits the Fund to satisfy the regulated investment company diversification requirements.

Each WisdomTree Subsidiary is classified as a corporation for U.S. federal income tax purposes. A foreign corporation, such as the WisdomTree Subsidiaries, will generally not be subject to U.S. federal income taxation unless they are deemed to be engaged in a U.S. trade or business. It is expected that the WisdomTree Subsidiaries will conduct their activities in a manner so as to meet the requirements of a safe harbor under Section 864(b)(2) of the Internal Revenue Code (the “Safe Harbor”) pursuant to which each WisdomTree Subsidiary, provided it is not a dealer in stocks, securities or commodities, may engage in the following activities without being deemed to be engaged in a U.S. trade or business: (1) trading in stocks or securities (including contracts or options to buy or sell securities) for its own account; and (2) trading, for its own account, in commodities that are “of a kind customarily dealt in on an organized commodity exchange” if the transaction is of a kind customarily consummated at such place. Thus, the WisdomTree Subsidiaries’ securities and commodities trading activities should not constitute a U.S. trade or business. However, if certain of the WisdomTree Subsidiaries’ activities were determined not to be of the type described in the Safe Harbor or if the WisdomTree Subsidiaries’ gains are attributable to investments in securities that constitute U.S. real property interests (which is not expected), then the activities of the WisdomTree Subsidiaries may constitute a U.S. trade or business, or be taxed as such.

In general, a foreign corporation that does not conduct a U.S. trade or business is nonetheless subject to tax at a flat rate of 30 percent (or lower tax treaty rate), generally payable through withholding, on the gross amount of certain U.S.-source income that is not effectively connected with a U.S. trade or business. There is presently no tax treaty in force between the U.S. and the Cayman Islands that would reduce this rate of withholding tax. Income subject to such a flat tax includes dividends and certain interest income. The 30 percent tax does not apply to U.S.-source capital gains (whether long-term or short-term) or to interest paid to a foreign corporation on its deposits with U.S. banks. The 30 percent tax also does not apply to interest which qualifies as “portfolio interest.” The term “portfolio interest” generally includes interest (including original issue discount) on an obligation in registered form which has been issued after July 18, 1984 and with respect to which the person, who would otherwise be required to deduct and withhold the 30 percent tax, received the required statement that the beneficial owner of the obligation is not a U.S. person within the meaning of the Internal Revenue Code. Under certain circumstances, interest on bearer obligations may also be considered portfolio interest.

The Fund will wholly-own each WisdomTree Subsidiary. A U.S. person who owns (directly, indirectly or constructively) 10 percent or more of the total combined voting power of all classes of stock of a foreign corporation is a “U.S. Shareholder” for purposes of the controlled foreign corporation (“CFC”) provisions of the Internal Revenue Code. A foreign corporation is a CFC if, on any day of its taxable year, more than 50 percent of the voting power or value of its stock is owned (directly, indirectly or constructively) by “U.S. Shareholders.” Because the Fund is a U.S. person that will own all of the stock of its WisdomTree Subsidiary, the Fund will be a “U.S. Shareholder” and the WisdomTree Subsidiaries will each be a CFC. As a “U.S. Shareholder,” the Fund will be required to include in its gross income for United States federal income tax purposes each of its WisdomTree Subsidiary’s “subpart F income” (defined, in part, below), whether or not such income is distributed by the WisdomTree Subsidiary. It is expected that all of the WisdomTree Subsidiaries’ income will be “subpart F income.” “Subpart F income” generally includes interest, original issue discount, dividends, net gains from the disposition of stocks or securities, receipts with respect to securities loans and net payments received with respect to equity swaps and similar derivatives. “Subpart F income” also includes the excess of gains over losses from transactions (including futures, forward and similar transactions) in any commodities. The Funds’ recognition of the WisdomTree Subsidiaries’ “subpart F income” will increase the Funds’ tax basis in the WisdomTree Subsidiaries. Distributions by the WisdomTree Subsidiaries to the Fund will be tax-free, to the extent of their previously undistributed “subpart F income,” and will correspondingly reduce the Fund’s tax basis in the WisdomTree Subsidiaries. “Subpart F income” is generally treated as ordinary income, regardless of the character of the WisdomTree Subsidiaries’ underlying income.

In general, each “U.S. Shareholder” is required to file IRS Form 5471 with its U.S. federal income tax (or information) returns providing information about its ownership of the CFC and the CFC. In addition, a “U.S. Shareholder” may in certain circumstances be required to report a disposition of shares in the WisdomTree Subsidiaries by attaching IRS Form 5471 to its U.S. federal income tax (or information) return that it would normally file for the taxable year in which the disposition occurs. In general, these filing requirements will apply to investors of the Fund if the investor is a U.S. person who owns directly, indirectly or constructively (within the meaning of Sections 958(a) and (b) of the Internal Revenue Code) 10 percent or more of the total combined voting power of all classes of voting stock of a foreign corporation that is a CFC for an uninterrupted period of 30 days or more during any tax year of the foreign corporation, and who owned that stock on the last day of that year.

General Considerations. The federal income tax discussion set forth above is for general information only. Prospective investors should consult their tax advisors regarding the specific federal income tax consequences of purchasing, holding and disposing of shares of the Fund, as well as the effect of state, local and foreign tax law and any proposed tax law changes.

DETERMINATION OF NAV

The NAV of the Fund’s shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the NYSE, generally 4:00 p.m. New York time (the “NAV Calculation Time”). NAV per share is calculated by dividing the Fund’s net assets, including the market value of each WisdomTree Subsidiary’s securities, by the number of Fund shares outstanding.

Stocks held by the Fund are valued at their market value when reliable market quotations are readily available. Certain short-term debt instruments which may be used to manage the Fund’s cash are valued on the basis of amortized cost. The values of any foreign securities held by the Fund are converted into U.S. dollars using an exchange rate deemed appropriate by the Fund.

In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, the Fund’s investments, including any WisdomTree Subsidiary portfolio securities, will be valued in accordance with the Fund’s pricing policy and procedures. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before the Fund’s next NAV calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). Price movements in U.S. markets that are deemed to affect the value of foreign securities, or reflect changes to the value of such securities, also may cause securities to be “fair valued.”

When fair-value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fund shares are purchased or sold on a national securities exchange at market prices, which may be higher or lower than NAV. No secondary sales will be made to brokers or dealers at a concession by the Distributor or by the Fund. Purchases and sales of shares in the secondary market, which will not involve the Fund, will be subject to customary brokerage commissions and charges. Transactions in Fund shares will be priced at NAV only if you purchase or redeem shares directly from the Fund in Creation Units.

DIVIDENDS AND DISTRIBUTIONS

The Fund intends to pay out dividends, if any, to investors quarterly, but in any event no less frequently than annually. The Fund distributes its net realized capital gains, if any, to investors annually. The Fund may occasionally be required to make supplemental distributions at some other time during the year. Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom you purchased shares makes such option available. Your broker is responsible for distributing the income and capital gain distributions to you.

The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income.

FINANCIAL STATEMENTS

The audited financial statements, including the financial highlights appearing in the Trust’s Annual Report to Shareholders for the fiscal year ended March 31, 2010 and filed electronically with the SEC, are incorporated by reference and made part of this SAI. You may request a copy of the Trust’s Annual Report at no charge by calling 866-909-9473 or through the Trust’s website at www.wisdomtree.com.

MISCELLANEOUS INFORMATION

Counsel. Morgan, Lewis & Bockius LLP, 1111 Pennsylvania Avenue, NW, Washington DC 20004 is counsel to the Trust.

Independent Registered Public Accounting Firm. Ernst & Young LLP, with offices located at 5 Times Square, New York, New York 10036, serves as the independent registered public accounting firm to the Trust.

Part C: Other Information

Item 28.	Exhibits

(a)(1)	Trust Instrument of WisdomTree Trust (the “Trust” or the “Registrant”) dated December 15, 2005 is incorporated herein by reference to exhibit (a) of Registrant’s Initial Registration Statement on Form N-1A filed on March 13, 2006.

(a)(2)	Certificate of Trust as filed with the State of Delaware on December 15, 2005 is incorporated herein by reference to exhibit (a)(2) of Registrant’s Initial Registration Statement on Form N-1A filed on March 13, 2006.

(a)(3)	Schedule A to the Trust Instrument is incorporated herein by reference to exhibit (a)(3) of the Registrant’s Post-Effective Amendment No. 15 filed on April 30, 2008.

(b)	By-Laws of the Registrant is incorporated herein by reference to exhibit (b) of Registrant’s Initial Registration Statement on Form N-1A filed on March 13, 2006.

(c)	Portions of the Trust Instrument and By-Laws of the Registrant defining the rights of holders of shares of the Registrant (Reference is made to Article II Sections 2, 3 and 8, and Articles III, IV, V, VI, VII, VIII, IX and X of the Registrant’s Trust Instrument, filed as Exhibit (a)(1) to Registrant’s Initial Registration Statement on Form N-1A filed on March 13, 2006; and to Articles I, V, and VI of the Registrant’s By-Laws, filed as Exhibit (b) to Registrant’s Initial Registration Statement on Form N-1A filed on March 13, 2006).

(d)(1)	Investment Advisory Agreement between the Registrant and WisdomTree Asset Management, Inc. dated March 21, 2006 is incorporated herein by reference to exhibit (d)(1) of Registrant’s Post-Effective Amendment No. 2 filed on September 29, 2006.

(d)(2)	Investment Advisory Agreement between the Registrant (on behalf of the WisdomTree India Earnings Fund) and WisdomTree Asset Management, Inc. dated December 3, 2007 is incorporated herein by reference to exhibit (d)(5) of Registrant’s Post-Effective Amendment No. 10 filed on January 2, 2008.

(d)(3)	Investment Advisory Agreement between WisdomTree Asset Management, Inc. and WisdomTree India Investment Portfolio, Inc. dated February 14, 2008 is incorporated herein by reference to exhibit (d)(7) of Registrant’s Post-Effective Amendment No. 14 filed on April 4, 2008.

(d)(4)	Investment Advisory Agreement Schedule dated June 25, 2008 is incorporated herein by reference to exhibit (d)(2) of Registrant’s Post-Effective Amendment No. 16 filed on June 27, 2008.

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(d)(5)	Investment Advisory Agreement between the Registrant (on behalf of the WisdomTree Middle East Dividend Fund) and WisdomTree Asset Management, Inc. dated June 25, 2008 is incorporated herein by reference to exhibit (d)(3) of Registrant’s Post Effective Amendment No. 16 filed on June 27, 2008.

(d)(6)	Investment Advisory Agreement between the Registrant (on behalf of the WisdomTree International Hedged Equity Fund and the Emerging Markets Currency Hedged Fund) and WisdomTree Asset Management, Inc. dated as of September 15, 2008 to be filed by amendment.

(d)(7)	Schedule A to the Investment Advisory Agreement between the Registrant and WisdomTree Asset Management, Inc. as of May 7, 2010, is incorporated herein by reference to exhibit (d)(7) of Registrant’s Post-Effective Amendment No. 36 filed on May 24, 2010.

(d)(8)	Amended and Restated Sub-Advisory Agreement between WisdomTree Asset Management, Inc. and BNY Investment Advisors (on behalf of all series except the WisdomTree Currency Funds) is incorporated herein by reference to exhibit (d)(3) of Registrant’s Post-Effective Amendment No. 10 filed on January 2, 2008.

(d)(9)	Sub-Advisory Agreement Appendix A dated June 10, 2008 is incorporated herein by reference to exhibit (d)(7) of Registrant’s Post Effective Amendment No. 16 filed on June 27, 2008.

(d)(10)	Sub-Advisory Agreement among WisdomTree Asset Management, Inc. and Mellon Capital Management Corporation and The Dreyfus Corporation on behalf of the WisdomTree Currency Funds dated March 25, 2008 is incorporated herein by reference to exhibit (d)(6) of Registrant’s Post-Effective Amendment No. 14 filed on April 4, 2008.

(d)(11)	Sub-Advisory Agreement between WisdomTree Asset Management, Inc. and BNY Investment Advisors on behalf WisdomTree India Investment Portfolio, Inc. dated February 19, 2008 is incorporated herein by reference to exhibit (d)(8) of Registrant’s Post-Effective Amendment No. 14 filed on April 4, 2008.

(d)(12)	Sub-Advisory Agreement Amended and Restated Appendix A and Appendix B-1 dated December 21, 2009 between WisdomTree Asset Management, Inc. and Mellon Capital Management Corporation, on behalf of the WisdomTree International Hedged Equity Fund, is incorporated herein by reference to exhibit (d)(11) of Registrant’s Post-Effective Amendment No. 29 filed on December 22, 2009.

(d)(13)	Sub-Advisory Agreement between WisdomTree Asset Management, Inc. (on behalf of the WisdomTree Emerging Market Local Debt Fund) and Mellon Capital Management Corporation to be filed by amendment.

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(d)(14)	Sub-Advisory Agreement between WisdomTree Asset Management, Inc. (on behalf of the WisdomTree Dreyfus Commodity Currency Fund) and Dreyfus Corporation to be filed by amendment.

(e)(1)	Distribution Agreement between the Registrant and ALPS Distributors, Inc. is incorporated herein by reference to exhibit (e)(1) of Registrant’s Post-Effective Amendment No. 2 filed on September 29, 2006.

(e)(2)	Distribution Agreement Schedule dated January 5, 2009 is incorporated herein by reference to exhibit (e)(2) of Registrant’s Post-Effective Amendment No. 21 filed on March 16, 2009.

(e)(3)	Form of Authorized Participant Agreement is incorporated herein by reference to exhibit (e)(2) of Registrant’s Initial Registration Statement on Form N-1A filed on March 13, 2006.

(f)	Not applicable.

(g)(1)	Custody Agreement between the Registrant and The Bank of New York is incorporated herein by reference to exhibit (g)(1) of Registrant’s Post-Effective Amendment No. 2 filed on September 29, 2006.

(g)(2)	Custody Agreement Schedule is incorporated herein by reference to exhibit (g)(2) of Registrant’s Post-Effective Amendment No. 16 filed on June 27, 2008.

(g)(3)	Foreign Custody Manager Agreement between the Registrant and The Bank of New York is incorporated herein by reference to exhibit (g)(2) of Registrant’s Post-Effective Amendment No. 2 filed on September 29, 2006.

(g)(4)	Foreign Custody Manager Agreement Schedule is incorporated herein by reference to exhibit (g)(4) of Registrant’s Post-Effective Amendment No. 16 filed on June 27, 2008.

(g)(5)	Custody Agreement between WisdomTree India Investment Portfolio, Inc. and the Bank of New York is incorporated herein by reference to exhibit (g)(5) of Registrant’s Post-Effective Amendment No. 14 filed on April 4, 2008.

(h)(1)	Administration and Accounting Agreement between the Registrant and The Bank of New York is incorporated herein by reference to exhibit (h)(1) of Registrant’s Post-Effective Amendment No. 2 filed on September 29, 2006.

(h)(2)	Administration and Accounting Agreement Schedule is incorporated herein by reference to exhibit (h)(2) of Registrant’s Post-Effective Amendment No. 16 filed on June 27, 2008.

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(h)(3)	Transfer Agency and Service Agreement between the Registrant and The Bank of New York is incorporated herein by reference to exhibit (h)(2) of Registrant’s Post-Effective Amendment No. 2 filed on September 29, 2006.

(h)(4)	Transfer Agency and Service Agreement Schedule is incorporated herein by reference to exhibit (h)(4) of Registrant’s Post-Effective Amendment No. 16 filed on June 27, 2008.

(h)(5)	License Agreement between the Registrant and WisdomTree Investments, Inc is incorporated herein by reference to exhibit (h)(3) of Registrant’s Post-Effective Amendment No. 2 filed on September 29, 2006.

(h)(6)	License Agreement Schedule is incorporated herein by reference to exhibit (h)(6) of Registrant’s Post-Effective Amendment No. 16 filed on June 27, 2008.

(h)(7)	Form of Securities Loan Agreement between the Registrant and The Bank of New York Mellon is incorporated herein by reference to exhibit (h)(8) of Registrant’s Post-effective Amendment No. 20 filed on December 24, 2008.

(h)(8)	Chief Compliance Officer Services Agreement between the Registrant and ALPS Funds Services, Inc. is incorporated herein by reference to exhibit (h)(6) of Registrant’s Post-Effective Amendment No. 2 filed on September 29, 2006.

(h)(9)	Chief Compliance Officer Services Agreement Schedule dated January 5, 2009 is incorporated herein by reference to exhibit (h)(9) of Registrant’s Post-Effective Amendment No. 21 filed on March 16, 2009.

(h)(10)	Chief Compliance Officer Services Agreement between the Registrant and WisdomTree Asset Management, Inc. dated October 1, 2009 is incorporated herein by reference to exhibit (h)(10) of Registrant’s Post-Effective Amendment No. 27 filed on October 15, 2009.

(h)(11)	Amended and Restated Services Agreement between the Registrant and WisdomTree Asset Management, Inc. dated September 17, 2007 is incorporated herein by reference to exhibit (h)(14) of Registrant’s Post-Effective Amendment No. 18 filed on July 29, 2008.

(h)(12)	Index Methodology (Dividend Funds) is incorporated herein by reference to exhibit (h)(8) of Registrant’s Post-Effective Amendment No. 2 filed on September 29, 2006.

(h)(13)	Index Methodology (Earnings Funds) is incorporated herein by reference to exhibit (h)(12) of Registrant’s Post-Effective Amendment No. 4 filed on February 15, 2007.

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(h)(14)	Index Methodology (Growth Funds) is incorporated herein by reference to exhibit (h)(14) of Registrant’s Post-Effective Amendment No. 20 filed on December 24, 2008.

(h)(15)	Index Methodology (DEFA Hedged Funds) to be filed by amendment.

(i)	Legal Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP to be filed by amendment.

(j)	Not applicable.

(k)	Not applicable.

(l)	Form of Letter of Representations between the Registrant and The Depository Trust Company is incorporated herein by reference to exhibit (l) of Registrant’s Pre-Effective Amendment No. 2 filed on June 9, 2006.

(m)	None.

(n)	Not applicable.

(p)(1)	Code of Ethics of the Registrant is incorporated herein by reference to exhibit (p)(1) of Registrant’s Post-Effective Amendment No. 27 filed on October 15, 2009.

(p)(2)	Code of Ethics of BNY Mellon is incorporated herein by reference to exhibit (p)(2) of Registrant’s Post Effective Amendment No. 14 filed on April 4, 2008.

(p)(3)	Code of Ethics of Dreyfus Corporation to be filed by amendment.

(q)(1)	Power of Attorney for Gregory Barton, Toni Massaro, Jonathan Steinberg and Victor Ugolyn is incorporated herein by reference to exhibit (q) of Registrant’s Post Effective Amendment No. 7 filed on October 19, 2007.

(q)(2)	Power of Attorney for Amit Muni is incorporated herein by reference to exhibit (q)(2) of Registrant’s Post Effective Amendment No. 16 filed on June 27, 2008.

Item 29.	Persons Controlled by or Under Common Control with the Registrant

The Registrant wholly owns and controls the WisdomTree Real Return Investment Portfolio, Inc. (the “Subsidiary”), a company organized under the laws of the Cayman Islands. The Subsidiary’s financial statements are consolidated into the Trust’s financial statements included in the Trust’s annual and semi-annual reports to shareholders.

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Item 30.	Indemnification

Reference is made to Article IX of the Registrant’s Trust Instrument included as Exhibit (a)(1) to this Registration Statement with respect to the indemnification of the Registrant’s trustees and officers, which is set forth below:

Section 1. LIMITATION OF LIABILITY.

All Persons contracting with or having any claim against the Trust or a particular Series shall look only to the assets of the Trust or Assets belonging to such Series, respectively, for payment under such contract or claim; and neither the Trustees nor any of the Trust’s officers, employees, or agents, whether past, present, or future, shall be personally liable therefor. Every written instrument or obligation on behalf of the Trust or any Series shall contain a statement to the foregoing effect, but the absence of such statement shall not operate to make any Trustee or officer of the Trust liable thereunder. Provided they have exercised reasonable care and have acted under the reasonable belief that their actions are in the best interest of the Trust, the Trustees and officers of the Trust shall not be responsible or liable for any act or omission or for neglect or wrongdoing of them or any officer, agent, employee, Investment Adviser, or independent contractor of the Trust, but nothing contained in this Trust Instrument or in the Delaware Act shall protect any Trustee or officer of the Trust against liability to the Trust or to Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

Section 2. INDEMNIFICATION.

(a)	Subject to the exceptions and limitations contained in subsection (b) below:

(i)	every Person who is, or has been, a Trustee or an officer, employee, or agent of the Trust (“Covered Person”) shall be indemnified by the Trust or the appropriate Series (out of Assets belonging to that Series) to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit, or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Covered Person and against amounts paid or incurred by him in the settlement thereof; provided that the transfer agent of the Trust or any Series shall not be considered an agent for these purposes unless expressly deemed to be such by the Trustees in a resolution referring to this Article.

(ii)	as used herein, the words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits, or proceedings (civil, criminal, or other, including appeals), actual or threatened, and the words “liability” and “expenses” shall include attorneys fees, costs, judgments, amounts paid in settlement, fines, penalties, and other liabilities.

(b)	No indemnification shall be provided hereunder to a Covered Person:

(i)	who has been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

(ii)	in the event of a settlement, unless there has been a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office (A) by the court or other body approving the settlement, (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based on a review of readily available facts (as opposed to a full trial-type inquiry), or (C) by written opinion of independent legal counsel based on a review of readily available facts (as opposed to a full trial-type inquiry).

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(c)	The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, and shall inure to the benefit of the heirs, executors, and administrators of a Covered Person.

(d)	To the maximum extent permitted by applicable law, expenses in connection with the preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in subsection (a) of this Section shall be paid by the Trust or applicable Series from time to time prior to final disposition thereof on receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or applicable Series if it is ultimately determined that he is not entitled to indemnification under this Section, provided that either (i) such Covered Person has provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments, or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, has determined, based on a review of readily available facts (as opposed to a full trial-type inquiry) that there is reason to believe that such Covered Person will not be disqualified from indemnification under this Section.

(e)	Any repeal or modification of this Article IX by the Shareholders, or adoption or modification of any other provision of this Trust Instrument or the By-laws inconsistent with this Article, shall be prospective only, to the extent that such repeal, modification, or adoption would, if applied retrospectively, adversely affect any limitation on the liability of any Covered Person or indemnification available to any Covered Person with respect to any act or omission that occurred prior to such repeal, modification, or adoption.

Reference is made to Article VI of the Registrant’s By-Laws included as Exhibit (b) to this Registration Statement with respect to the indemnification of the Registrant’s trustees and officers, which is set forth below:

Section 6.2. Limitation of Liability.

The Declaration refers to the Trustees as Trustees, but not as individuals or personally; and no Trustee, officer, employee or agent of the Trust shall be held to any personal liability, nor shall resort be had to their private property for the satisfaction of any obligation or claim or otherwise in connection with the affairs of the Trust; provided, that nothing contained in the Declaration or the By-Laws shall protect any Trustee or officer of the Trust from any liability to the Trust or its Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be provided to trustees, officers and controlling persons of the Trust, pursuant to the foregoing provisions or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933, as amended, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a trustee, officer or controlling person of the Trust in connection with the successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted against the Trust by such trustee, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

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Item 31.	Business and Other Connections of the Investment Adviser

WisdomTree Asset Management, Inc. (“WTAM”), 380 Madison Avenue, 21st Floor, New York, NY 10017, a wholly-owned subsidiary of WisdomTree Investments, Inc., is a registered investment adviser and serves as investment adviser for each series of the Trust. The description of WTAM under the caption of “Management-Investment Adviser” in the Prospectus and under the caption “Management of the Trust” in the Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement are incorporated herein by reference.

Each of the directors and officers of WTAM will also have substantial responsibilities as directors and/or officers of WisdomTree Investments, Inc., 380 Madison Avenue, 21st Floor, New York, NY 10017. To the knowledge of the Registrant, except as set forth below, none of the directors or executive officers of WTAM is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

Name	Position with WisdomTree Asset Management, Inc.	Principal Business (es) During the Last Two Fiscal Years
Jonathan Steinberg	President, (Principal Executive Officer) and Trustee	Chief Executive Officer of WisdomTree Investments (formerly, Index Development Partners, Inc.); Director of WisdomTree Investments, Inc.; President of the WisdomTree Funds since 2005

Richard Morris	Treasurer (Principal Financial and Accounting Officer), Assistant Secretary	Chief Financial Officer and Assistant Secretary of WisdomTree Investments, Inc. (formerly, Index Development Partners, Inc.) since March 2008; International Securities Exchange Holdings, Inc. (ISE), Controller and Chief Accounting Officer, 2003 to 2008; Instinet Group, Inc., Vice President Finance, 2000 to 2003.

Richard Morris	General Counsel, Chief Legal Officer	Secretary and Chief Legal Officer of the WisdomTree Funds since 2005; General Counsel of WisdomTree Asset Management, Inc. since 2009; Deputy General Counsel of WisdomTree Investments, Inc. (formerly, Index Development Partners, Inc.) since 2005; Senior Counsel at Barclays Global Investors, N.A. from 2002 to 2005; Counsel at Barclays Global Investors, N.A. from 2000 to 2001.

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WTAM, with the approval of the Registrant’s Board of Trustees, selects the sub-adviser for each of the Trust’s series, as applicable. Mellon Capital Management Corporation serves as sub-adviser for the Trust’s Emerging Markets Local Debt Fund, which is included in this Registration Statement.

Name	Position with Sub-Advisers	Principal Business (es) During the Last Two Fiscal Years
David C. Kwan	Managing Director, Fixed Income	Head of Fixed Income

Zandra Zelaya	Director, Fixed Income	Portfolio Management

Karen Q. Wong	Managing Director, Equity Index Strategies, West Coast	Head of Passive Equity Fund Management

Richard A. Brown	Director, Equity Portfolio Management	Head of Passive Equity Fund Management

Thomas J. Durante	Director, Senior Portfolio Manager	Head of Index Portfolio Management

Item 32.	Principal Underwriters

(a)	ALPS Distributors, Inc. acts as the distributor for the Registrant and the following investment companies: AARP Funds, ALPS ETF Trust, ALPS Variable Insurance Trust, Ameristock Mutual Fund, Inc., AQR Funds, BBH Trust, BLDRS Index Fund Trust, Caldwell & Orkin Funds, Inc., Campbell Multi-Strategy Trust, Cook & Bynum Funds Trust, CornerCap Group of Funds, Cullen Funds, DIAMONDS Trust, EGA Global Shares Trust , Financial Investors Trust, Financial Investors Variable Insurance Trust, Firsthand Funds, Forward Funds, Grail Advisors ETF Trust, Heartland Group, Inc., Henssler Funds, Inc., Holland Balanced Fund, IndexIQ Trust, Index IQ ETF Trust, Laudus Trust, Milestone Funds, MTB Group of Funds, OOK, Inc., Pax World Funds, PowerShares QQQ 100 Trust Series 1, SPDR Trust, MidCap SPDR Trust, Select Sector SPDR Trust, Stonebridge Funds, Inc., Stone Harbor Investment Funds, TDX Independence Funds, Inc., TXF Funds, Inc., Wasatch Funds, WesMark Funds, Westcore Trust, Williams Capital Liquid Assets Fund, and WisdomTree Trust.

(b)	To the best of Registrant’s knowledge, the directors and executive officers of ALPS Distributors, Inc., are as follows:

Name*	Position with Underwriter	Positions with Trust
Edmund J. Burke	Director

Spencer Hoffman	Director

Thomas A. Carter	President, Director

Jeremy O. May	Executive Vice President, Director

John C. Donaldson	Executive Vice President, Chief Financial Officer

Richard Hetzer	Executive Vice President

Diana M. Adams	Senior Vice President, Controller, Treasurer

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Name*	Position with Underwriter	Positions with Trust
Kevin J. Ireland	Senior Vice President, Director of Institutional Sales

Mark R. Kiniry	Senior Vice President, National Sales Director-Investments

Bradley J. Swenson	Senior Vice President, Chief Compliance Officer

Robert J. Szydlowski	Senior Vice President, Chief Technology Officer

Tané T. Tyler	Senior Vice President, Secretary, General Counsel

Erin Douglas	Vice President, Senior Associate Counsel

JoEllen Legg	Vice President, Associate Counsel

Steven Price	Vice President, Deputy Chief Compliance Officer

James Stegall	Vice President, Institutional Sales Manager

*	The principal business address for each of the above directors and executive officers is 1290 Broadway, Suite 1100, Denver, Colorado 80203.

(c)	Not applicable.

Item 33.	Location of Accounts and Records

(a)	The Registrant maintains accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder (collectively, “Records”) at its offices at 380 Madison Avenue, 21st Floor, New York, NY 10017.

(b)	WisdomTree Asset Management Inc. maintains all Records relating to its services as investment adviser to the Registrant at 380 Madison Avenue, 21st Floor, New York, NY 10017.

(c)	Mellon Capital Management Corporation maintains all Records relating to its services as sub-adviser to the Trust’s Emerging Markets Local Debt Fund, which is included in this Registration Statement, at One Mellon Center, Pittsburgh, PA, 15258 and 50 Fremont St., Suite 3900, San Francisco, CA 94105.

(d)	ALPS Distributors, Inc. maintains all Records relating to its services as Distributor of the Registrant at 1290 Broadway, Suite 1100, Denver, Colorado 80203.

(e)	The Bank of New York Mellon maintains all Records relating to its services as administrator, transfer agent and custodian of the Registrant at One Wall Street, New York, New York 10286.

Item 34.	Management Services

Not applicable.

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Item 35.	Undertakings

The Registrant undertakes to file an amendment to this registration statement with certified financial statements showing the initial capital received before accepting subscriptions from more than 25 persons.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York, on the 22nd day of July 2010.

WISDOMTREE TRUST (Registrant)

By:	/S/ JONATHAN STEINBERG
Jonathan Steinberg President (Principal Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title(s)	Date
/S/ JONATHAN STEINBERG Jonathan Steinberg	President (Principal Executive Officer) and Trustee	July 22, 2010

/S/ AMIT MUNI* Amit Muni	Treasurer (Principal Financial and Accounting Officer) and Assistant Secretary	July 22, 2010

/S/ GREGORY BARTON* Gregory Barton	Trustee	July 22, 2010

/S/ TONI MASSARO* Toni Massaro	Trustee	July 22, 2010

/S/ VICTOR UGOLYN* Victor Ugolyn	Trustee	July 22, 2010

* By:	/S/ JONATHAN STEINBERG
Jonathan Steinberg
(Attorney-in-Fact)

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